UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                 ----------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 3/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                           MARCH 31, 2006
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        ANNUAL REPORT AND SHAREHOLDER LETTER               TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                 FRANKLIN CALIFORNIA
                TAX-FREE INCOME FUND                 Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ...........................................    4

ANNUAL REPORT

Franklin California Tax-Free Income Fund ...............................    7

Performance Summary ....................................................   13

Your Fund's Expenses ...................................................   18

Financial Highlights and Statement of Investments ......................   20

Financial Statements ...................................................   51

Notes to Financial Statements ..........................................   55

Report of Independent Registered Public Accounting Firm ................   62

Tax Designation ........................................................   63

Board Members and Officers .............................................   64

Shareholder Information ................................................   70

================================================================================
ANNUAL REPORT

Franklin California
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California Tax-Free Income Fund
Based on Total Long-Term Investments as of 3/31/06**

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ....................................   51.9%
AA .....................................    5.2%
A ......................................   13.9%
BBB ....................................   17.7%
Below Investment Grade .................    7.0%
Not Rated by S&P .......................    4.3%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S        FITCH        INTERNAL
AAA or Aaa                         1.1%         0.1%            0.3%
AA                                 0.2%          --             0.4%
BBB or Baa                         0.8%         0.1%            1.0%
Below Investment Grade              --           --             0.3%
-------------------------------------------------------------------
Total                              2.1%         0.2%            2.0%

--------------------------------------------------------------------------------

This annual report for Franklin California Tax-Free Income Fund covers the fiscal year ended March 31, 2006.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


                                                               Annual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $7.27 on March 31, 2005, to $7.26 on March 31, 2006. The Fund's Class A shares paid dividends totaling 33.14 cents per share for the reporting period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.31% based on an annualization of the current 2.72 cent per share dividend and the maximum offering price of $7.58 on March 31, 2006. An investor in the 2006 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.31% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

California's large and diverse economy has performed fairly close to the nation overall in recent years, and experienced a sustained trend of recovery in private sector employment and personal income growth during the year under review. A wide variety of industries including professional services, education, health services, trade and manufacturing powered the state's economy. A new defense buildup aided southern California's economic momentum, while some signs indicated a high-technology turnaround, which could benefit northern California. The state's employment picture improved, recording job gains every month during the reporting period. As of March 2006 the unemployment rate stood at 4.8%, slightly higher than the 4.7% national rate. 3

Economic improvement and an estimated 9.1% increase in tax revenues during fiscal year 2005 contributed to an unexpected surge in California's overall revenues, producing a $502 million operating surplus and putting an end to

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.


8 | Annual Report

DIVIDEND DISTRIBUTIONS 2

Franklin California Tax-Free Income Fund

--------------------------------------------------------------------------------
                                        DIVIDEND PER SHARE
                   -------------------------------------------------------------
  MONTH              CLASS A         CLASS B         CLASS C      ADVISOR CLASS
--------------------------------------------------------------------------------
April               2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
May                 2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
June                2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
July                2.80 cents      2.46 cents      2.45 cents      2.86 cents
--------------------------------------------------------------------------------
August              2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
September           2.77 cents      2.42 cents      2.42 cents      2.83 cents
--------------------------------------------------------------------------------
October             2.77 cents      2.42 cents      2.42 cents      2.82 cents
--------------------------------------------------------------------------------
November            2.72 cents      2.37 cents      2.37 cents      2.77 cents
--------------------------------------------------------------------------------
December            2.72 cents      2.37 cents      2.39 cents      2.77 cents
--------------------------------------------------------------------------------
January             2.72 cents      2.37 cents      2.39 cents      2.78 cents
--------------------------------------------------------------------------------
February            2.72 cents      2.37 cents      2.39 cents      2.77 cents
--------------------------------------------------------------------------------
March               2.72 cents      2.39 cents      2.38 cents      2.76 cents
--------------------------------------------------------------------------------
TOTAL              33.14 CENTS     29.01 CENTS     29.01 CENTS     33.76 CENTS
--------------------------------------------------------------------------------

four straight years of operating deficits. 4 Despite the inroads to recovery, the state continued to face major structural deficit problems. Deficit financing bonds eased immediate liquidity pressures, but difficult taxation or cost-cutting decisions will likely be necessary in the long term to reconcile the large mismatch between ongoing revenues and expenditures. The fiscal year 2005 budget was balanced with the help of a $3.8 billion tax amnesty-related windfall, of which an estimated 90% is likely to be refunded through fiscal year 2007. 5 The state's progressive income tax structure has contributed to often volatile revenues, but it has the potential for strong revenue performance if personal income picks up following positive trends in capital gains and stock option taxes. In the November 2005 elections, voters rejected Governor Schwarzenegger's Reform Agenda, a series of ballot initiatives that would have capped state spending and granted the governor the authority to make midyear budget cuts. Following an estimated $2.6 billion operating deficit in fiscal year 2006, the governor's fiscal year 2007 budget proposes to spend $5.9 billion of the state's recently replenished reserves and estimates a structural deficit of about 4.8% of the state's budget, excluding one-time items. 4

Based on the state's elimination of near-term liquidity pressures with bond issuance and the tax amnesty windfall, independent credit rating agency

4. Source: Standard & Poor's, "California; Tax Secured, General Obligation," RATINGSDIRECT, 2/27/06.

5. Source: Standard & Poor's, "Summary: California; Tax Secured, General Obligation," RATINGSDIRECT, 12/6/05.


                                                               Annual Report | 9

Standard & Poor's assigned California's general obligation bonds an A rating with a stable outlook. 6 Overall debt levels rose rapidly, nearly doubling in the past four years to $1,473 per capita, but are expected to stay manageable. 4 The state's financial picture remained uncertain as legislators grappled with fiscal structural issues.

MUNICIPAL BOND MARKET OVERVIEW

For the year ended March 31, 2006, the municipal bond market performed comparatively well as the fixed income markets continued to face a tightening Federal Reserve Board (Fed) policy, volatile oil prices, increased inflation expectations, concerns about the dollar, mixed economic releases and the aftermath of Hurricanes Katrina and Rita. In the recent interest rate environment, municipal bonds, which have domestic tax advantages, outperformed U.S. Treasury bonds. The Lehman Brothers Municipal Bond Index returned +3.81% for the period, while the Lehman Brothers U.S. Treasury Index returned
+1.95%. 7

During the reporting period, longer-term yields generally declined while shorter-term yields increased as the Fed followed its tightening policy and raised the federal funds target rate from 2.75% to 4.75%. Demand persisted from foreign and domestic buyers who continued to buy intermediate- and longer-term Treasury bonds as they sought relatively higher yield and expected inflation to remain fairly contained. Throughout much of the reporting period, rising short-term rates and declining longer-term rates resulted in a flattening of the yield curve (the spread between yields of short-term and long-term bonds). Toward the end of December, shorter- and intermediate-term interest rates began to converge and eventually the Treasury yield curve inverted, meaning short-term rates grew higher than those on longer-maturity bonds. Over the 12-month reporting period, 2-year Treasury yields increased 104 basis points (100 basis points equal one percentage point), while 10-year and 30-year Treasury yields rose 36 and 13 basis points. On March 31, 2006, the 2-year Treasury note yielded 4.82%, the 10-year Treasury note yielded 4.86%

6. This does not indicate Standard & Poor's rating of the Fund.

7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.


10 | Annual Report
and the 30-year Treasury bond yielded 4.89%. The municipal yield curve also flattened over the reporting period but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal note yield rose 79 basis points during the period and the 10-year increased 15 basis points, while 30-year municipal yields decreased 10 basis points. 8 Consequently, long-maturity municipal bonds continued to perform comparatively well.

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers actively refunded higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result, the municipal bond market had record issuance with more than $408 billion in new deals nationally for 2005. 9 Refunding deals represented more than $130 billion. 9 Just as homebuyers seek to lower their mortgage rates, municipalities tend to borrow more when interest rates are low. So far in 2006, supply has been lighter than in the first three months of 2005. Demand for municipal bonds remained strong over the Fund's fiscal year as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, and property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive, as they were during the reporting period. This broad base of buyers and tight bond supply supported the municipal bond market.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

8.    Source: Thomson Financial.

9.    Source: THE BOND BUYER.

PORTFOLIO BREAKDOWN

3/31/06

------------------------------------------------------------------------
                                                              % OF TOTAL
                                                  LONG-TERM INVESTMENTS*
------------------------------------------------------------------------
Prerefunded                                                        22.7%
------------------------------------------------------------------------
Transportation                                                     21.1%
------------------------------------------------------------------------
Hospital & Health Care                                             13.7%
------------------------------------------------------------------------
General Obligation                                                 11.9%
------------------------------------------------------------------------
Utilities                                                          10.4%
------------------------------------------------------------------------
Subject to Government Appropriations                                6.8%
------------------------------------------------------------------------
Tax-Supported                                                       5.3%
------------------------------------------------------------------------
Other Revenue                                                       3.8%
------------------------------------------------------------------------
Higher Education                                                    2.6%
------------------------------------------------------------------------
Housing                                                             1.7%
------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.


                                                              Annual Report | 11

MANAGER'S DISCUSSION

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Annual Report

Performance Summary as of 3/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKTFX)                             CHANGE   3/31/06   3/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$ 0.01    $ 7.26    $ 7.27
--------------------------------------------------------------------------------
DISTRIBUTIONS (APRIL 2005-MARCH 2006)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.3314
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $ 0.0107
--------------------------------------------------------------------------------
       TOTAL                            $ 0.3421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS B (SYMBOL: FCABX)                             CHANGE   3/31/06   3/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               $ 0.00    $ 7.26    $ 7.26
--------------------------------------------------------------------------------
DISTRIBUTIONS (APRIL 2005-MARCH 2006)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.2901
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $ 0.0107
--------------------------------------------------------------------------------
       TOTAL                            $ 0.3008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRCTX)                             CHANGE   3/31/06   3/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$ 0.01    $ 7.25    $ 7.26
--------------------------------------------------------------------------------
DISTRIBUTIONS (APRIL 2005-MARCH 2006)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.2901
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $ 0.0107
--------------------------------------------------------------------------------
       TOTAL                            $ 0.3008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCAVX)                       CHANGE   3/31/06   3/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$ 0.01    $ 7.25    $ 7.26
--------------------------------------------------------------------------------
DISTRIBUTIONS (APRIL 2005-MARCH 2006)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.3377
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $ 0.0107
--------------------------------------------------------------------------------
       TOTAL                            $ 0.3484
--------------------------------------------------------------------------------


                                                              Annual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------
CLASS A                                                  1-YEAR      5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +4.64%     +28.46%        +73.06%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            +0.23%      +4.23%         +5.18%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.31%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4      7.31%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                 3.79%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                  6.43%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS B                                                  1-YEAR      5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +4.20%     +24.92%        +35.77%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            +0.20%      +4.21%         +4.31%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                         3.95%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4      6.70%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                 3.42%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                  5.80%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS C                                                  1-YEAR      5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +4.06%     +24.93%        +63.41%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            +3.06%      +4.55%         +5.03%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                         3.94%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4      6.68%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                 3.41%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                  5.78%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                          1-YEAR      5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +4.73%     +28.79%        +73.51%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            +4.73%      +5.19%         +5.67%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                         4.57%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4      7.75%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                 4.07%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                  6.90%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (4/1/96-3/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FRANKLIN CALIFORNIA
                   TAX-FREE INCOME FUND     LEHMAN BROTHERS MUNICIPAL
      DATE               CLASS A                  BOND INDEX 7           CPI 7
   ----------      --------------------     -------------------------   -------
     4/1/1996             $ 9,573                    $10,000            $10,000
    4/30/1996             $ 9,556                    $ 9,972            $10,039
    5/31/1996             $ 9,579                    $ 9,968            $10,058
    6/30/1996             $ 9,681                    $10,076            $10,064
    7/31/1996             $ 9,744                    $10,168            $10,083
    8/31/1996             $ 9,766                    $10,165            $10,103
    9/30/1996             $ 9,899                    $10,307            $10,135
   10/31/1996             $ 9,991                    $10,424            $10,167
   11/30/1996             $10,139                    $10,615            $10,186
   12/31/1996             $10,119                    $10,570            $10,186
    1/31/1997             $10,128                    $10,590            $10,218
    2/28/1997             $10,221                    $10,687            $10,250
    3/31/1997             $10,116                    $10,545            $10,276
    4/30/1997             $10,196                    $10,633            $10,289
    5/31/1997             $10,334                    $10,793            $10,283
    6/30/1997             $10,416                    $10,908            $10,295
    7/31/1997             $10,656                    $11,210            $10,308
    8/31/1997             $10,605                    $11,105            $10,328
    9/30/1997             $10,730                    $11,237            $10,353
   10/31/1997             $10,796                    $11,309            $10,379
   11/30/1997             $10,878                    $11,376            $10,373
   12/31/1997             $11,010                    $11,542            $10,360
    1/31/1998             $11,107                    $11,661            $10,379
    2/28/1998             $11,130                    $11,664            $10,398
    3/31/1998             $11,138                    $11,675            $10,417
    4/30/1998             $11,112                    $11,622            $10,437
    5/31/1998             $11,269                    $11,806            $10,456
    6/30/1998             $11,316                    $11,852            $10,469
    7/31/1998             $11,336                    $11,882            $10,482
    8/31/1998             $11,496                    $12,066            $10,495
    9/30/1998             $11,657                    $12,216            $10,507
   10/31/1998             $11,661                    $12,216            $10,533
   11/30/1998             $11,729                    $12,259            $10,533
   12/31/1998             $11,724                    $12,289            $10,527
    1/31/1999             $11,837                    $12,436            $10,552
    2/28/1999             $11,823                    $12,381            $10,565
    3/31/1999             $11,854                    $12,398            $10,597
    4/30/1999             $11,870                    $12,429            $10,674
    5/31/1999             $11,788                    $12,357            $10,674
    6/30/1999             $11,618                    $12,180            $10,674
    7/31/1999             $11,634                    $12,224            $10,706
    8/31/1999             $11,471                    $12,126            $10,732
    9/30/1999             $11,455                    $12,131            $10,784
   10/31/1999             $11,258                    $12,000            $10,803
   11/30/1999             $11,359                    $12,127            $10,809
   12/31/1999             $11,210                    $12,037            $10,809
    1/31/2000             $11,095                    $11,984            $10,841
    2/29/2000             $11,298                    $12,124            $10,906
    3/31/2000             $11,621                    $12,389            $10,996
    4/30/2000             $11,504                    $12,315            $11,002
    5/31/2000             $11,454                    $12,251            $11,015
    6/30/2000             $11,781                    $12,576            $11,073
    7/31/2000             $11,972                    $12,751            $11,098
    8/31/2000             $12,216                    $12,947            $11,098
    9/30/2000             $12,165                    $12,880            $11,156
   10/31/2000             $12,289                    $13,021            $11,175
   11/30/2000             $12,361                    $13,119            $11,182
   12/31/2000             $12,626                    $13,443            $11,175
    1/31/2001             $12,752                    $13,576            $11,246
    2/28/2001             $12,789                    $13,619            $11,291
    3/31/2001             $12,897                    $13,742            $11,317
    4/30/2001             $12,684                    $13,593            $11,362
    5/31/2001             $12,830                    $13,739            $11,413
    6/30/2001             $12,903                    $13,831            $11,432
    7/31/2001             $13,121                    $14,036            $11,400
    8/31/2001             $13,432                    $14,267            $11,400
    9/30/2001             $13,378                    $14,219            $11,452
   10/31/2001             $13,489                    $14,389            $11,413
   11/30/2001             $13,453                    $14,267            $11,394
   12/31/2001             $13,303                    $14,132            $11,349
    1/31/2002             $13,472                    $14,377            $11,374
    2/28/2002             $13,547                    $14,551            $11,419
    3/31/2002             $13,267                    $14,265            $11,484
    4/30/2002             $13,456                    $14,544            $11,548
    5/31/2002             $13,552                    $14,633            $11,548
    6/30/2002             $13,685                    $14,787            $11,554
    7/31/2002             $13,818                    $14,978            $11,567
    8/31/2002             $13,971                    $15,158            $11,606
    9/30/2002             $14,299                    $15,490            $11,625
   10/31/2002             $13,989                    $15,233            $11,644
   11/30/2002             $13,970                    $15,170            $11,644
   12/31/2002             $14,203                    $15,490            $11,618
    1/31/2003             $14,142                    $15,450            $11,670
    2/28/2003             $14,318                    $15,666            $11,760
    3/31/2003             $14,335                    $15,676            $11,830
    4/30/2003             $14,413                    $15,779            $11,805
    5/31/2003             $14,770                    $16,149            $11,785
    6/30/2003             $14,707                    $16,080            $11,798
    7/31/2003             $14,161                    $15,517            $11,811
    8/31/2003             $14,198                    $15,633            $11,856
    9/30/2003             $14,540                    $16,093            $11,895
   10/31/2003             $14,517                    $16,012            $11,882
   11/30/2003             $14,739                    $16,179            $11,850
   12/31/2003             $14,859                    $16,313            $11,837
    1/31/2004             $14,980                    $16,406            $11,895
    2/29/2004             $15,225                    $16,653            $11,959
    3/31/2004             $15,201                    $16,595            $12,036
    4/30/2004             $14,822                    $16,202            $12,075
    5/31/2004             $14,715                    $16,143            $12,145
    6/30/2004             $14,795                    $16,202            $12,184
    7/31/2004             $14,980                    $16,415            $12,164
    8/31/2004             $15,294                    $16,744            $12,171
    9/30/2004             $15,374                    $16,833            $12,197
   10/31/2004             $15,541                    $16,978            $12,261
   11/30/2004             $15,472                    $16,838            $12,267
   12/31/2004             $15,674                    $17,043            $12,222
    1/31/2005             $15,929                    $17,203            $12,248
    2/28/2005             $15,903                    $17,146            $12,319
    3/31/2005             $15,833                    $17,037            $12,415
    4/30/2005             $16,091                    $17,306            $12,498
    5/31/2005             $16,218                    $17,428            $12,486
    6/30/2005             $16,351                    $17,537            $12,492
    7/31/2005             $16,325                    $17,457            $12,550
    8/31/2005             $16,476                    $17,634            $12,614
    9/30/2005             $16,359                    $17,515            $12,768
   10/31/2005             $16,265                    $17,408            $12,794
   11/30/2005             $16,348                    $17,492            $12,691
   12/31/2005             $16,474                    $17,642            $12,640
    1/31/2006             $16,512                    $17,690            $12,736
    2/28/2006             $16,642                    $17,809            $12,762
    3/31/2006             $16,568                    $17,686            $12,832

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                            3/31/06
------------------------------------------
1-Year                              +0.23%
------------------------------------------
5-Year                              +4.23%
------------------------------------------
10-Year                             +5.18%
------------------------------------------

CLASS B (1/1/99-3/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FRANKLIN CALIFORNIA
                   TAX-FREE INCOME FUND     LEHMAN BROTHERS MUNICIPAL
      DATE               CLASS B                  BOND INDEX 7           CPI 7
   ----------      --------------------     -------------------------   -------
     1/1/1999             $10,000                    $10,000            $10,000
    1/31/1999             $10,083                    $10,119            $10,024
    2/28/1999             $10,079                    $10,075            $10,037
    3/31/1999             $10,088                    $10,089            $10,067
    4/30/1999             $10,098                    $10,114            $10,140
    5/31/1999             $10,038                    $10,055            $10,140
    6/30/1999             $ 9,875                    $ 9,911            $10,140
    7/31/1999             $ 9,884                    $ 9,947            $10,171
    8/31/1999             $ 9,739                    $ 9,867            $10,195
    9/30/1999             $ 9,736                    $ 9,871            $10,244
   10/31/1999             $ 9,550                    $ 9,764            $10,262
   11/30/1999             $ 9,644                    $ 9,868            $10,268
   12/31/1999             $ 9,514                    $ 9,794            $10,268
    1/31/2000             $ 9,412                    $ 9,752            $10,299
    2/29/2000             $ 9,566                    $ 9,865            $10,360
    3/31/2000             $ 9,835                    $10,081            $10,445
    4/30/2000             $ 9,745                    $10,021            $10,451
    5/31/2000             $ 9,699                    $ 9,969            $10,464
    6/30/2000             $ 9,956                    $10,233            $10,519
    7/31/2000             $10,113                    $10,375            $10,543
    8/31/2000             $10,329                    $10,535            $10,543
    9/30/2000             $10,281                    $10,481            $10,598
   10/31/2000             $10,366                    $10,595            $10,616
   11/30/2000             $10,422                    $10,675            $10,622
   12/31/2000             $10,655                    $10,939            $10,616
    1/31/2001             $10,741                    $11,047            $10,683
    2/28/2001             $10,767                    $11,082            $10,726
    3/31/2001             $10,869                    $11,182            $10,750
    4/30/2001             $10,684                    $11,060            $10,793
    5/31/2001             $10,787                    $11,179            $10,842
    6/30/2001             $10,843                    $11,254            $10,860
    7/31/2001             $11,022                    $11,421            $10,830
    8/31/2001             $11,293                    $11,609            $10,830
    9/30/2001             $11,227                    $11,570            $10,879
   10/31/2001             $11,330                    $11,708            $10,842
   11/30/2001             $11,279                    $11,609            $10,824
   12/31/2001             $11,148                    $11,499            $10,781
    1/31/2002             $11,285                    $11,699            $10,805
    2/28/2002             $11,343                    $11,840            $10,848
    3/31/2002             $11,103                    $11,608            $10,909
    4/30/2002             $11,256                    $11,835            $10,970
    5/31/2002             $11,331                    $11,907            $10,970
    6/30/2002             $11,437                    $12,033            $10,976
    7/31/2002             $11,543                    $12,187            $10,988
    8/31/2002             $11,667                    $12,334            $11,025
    9/30/2002             $11,935                    $12,604            $11,043
   10/31/2002             $11,687                    $12,395            $11,062
   11/30/2002             $11,665                    $12,343            $11,062
   12/31/2002             $11,838                    $12,604            $11,037
    1/31/2003             $11,782                    $12,572            $11,086
    2/28/2003             $11,939                    $12,748            $11,171
    3/31/2003             $11,931                    $12,755            $11,239
    4/30/2003             $11,990                    $12,840            $11,214
    5/31/2003             $12,282                    $13,140            $11,196
    6/30/2003             $12,224                    $13,084            $11,208
    7/31/2003             $11,764                    $12,627            $11,220
    8/31/2003             $11,789                    $12,721            $11,263
    9/30/2003             $12,068                    $13,095            $11,300
   10/31/2003             $12,043                    $13,029            $11,287
   11/30/2003             $12,238                    $13,165            $11,257
   12/31/2003             $12,332                    $13,274            $11,245
    1/31/2004             $12,409                    $13,350            $11,300
    2/29/2004             $12,607                    $13,551            $11,361
    3/31/2004             $12,581                    $13,503            $11,434
    4/30/2004             $12,279                    $13,184            $11,470
    5/31/2004             $12,166                    $13,136            $11,538
    6/30/2004             $12,226                    $13,184            $11,574
    7/31/2004             $12,374                    $13,357            $11,556
    8/31/2004             $12,628                    $13,625            $11,562
    9/30/2004             $12,688                    $13,697            $11,586
   10/31/2004             $12,820                    $13,815            $11,647
   11/30/2004             $12,757                    $13,701            $11,653
   12/31/2004             $12,935                    $13,868            $11,611
    1/31/2005             $13,122                    $13,998            $11,635
    2/28/2005             $13,094                    $13,951            $11,702
    3/31/2005             $13,030                    $13,863            $11,794
    4/30/2005             $13,237                    $14,082            $11,873
    5/31/2005             $13,335                    $14,182            $11,861
    6/30/2005             $13,439                    $14,270            $11,867
    7/31/2005             $13,411                    $14,205            $11,922
    8/31/2005             $13,529                    $14,348            $11,983
    9/30/2005             $13,426                    $14,252            $12,129
   10/31/2005             $13,342                    $14,165            $12,154
   11/30/2005             $13,404                    $14,233            $12,056
   12/31/2005             $13,519                    $14,356            $12,007
    1/31/2006             $13,545                    $14,394            $12,099
    2/28/2006             $13,645                    $14,491            $12,123
    3/31/2006             $13,577                    $14,391            $12,190

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                            3/31/06
------------------------------------------
1-Year                              +0.20%
------------------------------------------
5-Year                              +4.21%
------------------------------------------
Since Inception (1/1/99)            +4.31%
------------------------------------------


                                                              Annual Report | 15

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                            3/31/06
------------------------------------------
1-Year                              +3.06%
------------------------------------------
5-Year                              +4.55%
------------------------------------------
10-Year                             +5.03%
------------------------------------------

CLASS C (4/1/96-3/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FRANKLIN CALIFORNIA
                   TAX-FREE INCOME FUND     LEHMAN BROTHERS MUNICIPAL
      DATE               CLASS C                  BOND INDEX 7           CPI 7
   ----------      --------------------     -------------------------   -------
     4/1/1996             $10,000                    $10,000            $10,000
    4/30/1996             $ 9,977                    $ 9,972            $10,039
    5/31/1996             $ 9,981                    $ 9,968            $10,058
    6/30/1996             $10,083                    $10,076            $10,064
    7/31/1996             $10,158                    $10,168            $10,083
    8/31/1996             $10,175                    $10,165            $10,103
    9/30/1996             $10,294                    $10,307            $10,135
   10/31/1996             $10,400                    $10,424            $10,167
   11/30/1996             $10,535                    $10,615            $10,186
   12/31/1996             $10,510                    $10,570            $10,186
    1/31/1997             $10,513                    $10,590            $10,218
    2/28/1997             $10,606                    $10,687            $10,250
    3/31/1997             $10,506                    $10,545            $10,276
    4/30/1997             $10,584                    $10,633            $10,289
    5/31/1997             $10,708                    $10,793            $10,283
    6/30/1997             $10,787                    $10,908            $10,295
    7/31/1997             $11,046                    $11,210            $10,308
    8/31/1997             $10,973                    $11,105            $10,328
    9/30/1997             $11,098                    $11,237            $10,353
   10/31/1997             $11,161                    $11,309            $10,379
   11/30/1997             $11,240                    $11,376            $10,373
   12/31/1997             $11,388                    $11,542            $10,360
    1/31/1998             $11,483                    $11,661            $10,379
    2/28/1998             $11,485                    $11,664            $10,398
    3/31/1998             $11,503                    $11,675            $10,417
    4/30/1998             $11,455                    $11,622            $10,437
    5/31/1998             $11,611                    $11,806            $10,456
    6/30/1998             $11,654                    $11,852            $10,469
    7/31/1998             $11,686                    $11,882            $10,482
    8/31/1998             $11,845                    $12,066            $10,495
    9/30/1998             $12,005                    $12,216            $10,507
   10/31/1998             $12,004                    $12,216            $10,533
   11/30/1998             $12,052                    $12,259            $10,533
   12/31/1998             $12,042                    $12,289            $10,527
    1/31/1999             $12,152                    $12,436            $10,552
    2/28/1999             $12,149                    $12,381            $10,565
    3/31/1999             $12,158                    $12,398            $10,597
    4/30/1999             $12,168                    $12,429            $10,674
    5/31/1999             $12,095                    $12,357            $10,674
    6/30/1999             $11,898                    $12,180            $10,674
    7/31/1999             $11,908                    $12,224            $10,706
    8/31/1999             $11,735                    $12,126            $10,732
    9/30/1999             $11,730                    $12,131            $10,784
   10/31/1999             $11,506                    $12,000            $10,803
   11/30/1999             $11,620                    $12,127            $10,809
   12/31/1999             $11,463                    $12,037            $10,809
    1/31/2000             $11,340                    $11,984            $10,841
    2/29/2000             $11,525                    $12,124            $10,906
    3/31/2000             $11,850                    $12,389            $10,996
    4/30/2000             $11,742                    $12,315            $11,002
    5/31/2000             $11,670                    $12,251            $11,015
    6/30/2000             $11,997                    $12,576            $11,073
    7/31/2000             $12,186                    $12,751            $11,098
    8/31/2000             $12,446                    $12,947            $11,098
    9/30/2000             $12,372                    $12,880            $11,156
   10/31/2000             $12,492                    $13,021            $11,175
   11/30/2000             $12,559                    $13,119            $11,182
   12/31/2000             $12,841                    $13,443            $11,175
    1/31/2001             $12,944                    $13,576            $11,246
    2/28/2001             $12,976                    $13,619            $11,291
    3/31/2001             $13,080                    $13,742            $11,317
    4/30/2001             $12,857                    $13,593            $11,362
    5/31/2001             $12,998                    $13,739            $11,413
    6/30/2001             $13,066                    $13,831            $11,432
    7/31/2001             $13,281                    $14,036            $11,400
    8/31/2001             $13,608                    $14,267            $11,400
    9/30/2001             $13,528                    $14,219            $11,452
   10/31/2001             $13,653                    $14,389            $11,413
   11/30/2001             $13,591                    $14,267            $11,394
   12/31/2001             $13,434                    $14,132            $11,349
    1/31/2002             $13,598                    $14,377            $11,374
    2/28/2002             $13,668                    $14,551            $11,419
    3/31/2002             $13,379                    $14,265            $11,484
    4/30/2002             $13,563                    $14,544            $11,548
    5/31/2002             $13,653                    $14,633            $11,548
    6/30/2002             $13,781                    $14,787            $11,554
    7/31/2002             $13,909                    $14,978            $11,567
    8/31/2002             $14,058                    $15,158            $11,606
    9/30/2002             $14,381                    $15,490            $11,625
   10/31/2002             $14,063                    $15,233            $11,644
   11/30/2002             $14,036                    $15,170            $11,644
   12/31/2002             $14,264                    $15,490            $11,618
    1/31/2003             $14,196                    $15,450            $11,670
    2/28/2003             $14,386                    $15,666            $11,760
    3/31/2003             $14,377                    $15,676            $11,830
    4/30/2003             $14,448                    $15,779            $11,805
    5/31/2003             $14,800                    $16,149            $11,785
    6/30/2003             $14,729                    $16,080            $11,798
    7/31/2003             $14,175                    $15,517            $11,811
    8/31/2003             $14,205                    $15,633            $11,856
    9/30/2003             $14,541                    $16,093            $11,895
   10/31/2003             $14,511                    $16,012            $11,882
   11/30/2003             $14,746                    $16,179            $11,850
   12/31/2003             $14,860                    $16,313            $11,837
    1/31/2004             $14,954                    $16,406            $11,895
    2/29/2004             $15,193                    $16,653            $11,959
    3/31/2004             $15,162                    $16,595            $12,036
    4/30/2004             $14,777                    $16,202            $12,075
    5/31/2004             $14,662                    $16,143            $12,145
    6/30/2004             $14,735                    $16,202            $12,184
    7/31/2004             $14,913                    $16,415            $12,164
    8/31/2004             $15,219                    $16,744            $12,171
    9/30/2004             $15,292                    $16,833            $12,197
   10/31/2004             $15,451                    $16,978            $12,261
   11/30/2004             $15,375                    $16,838            $12,267
   12/31/2004             $15,589                    $17,043            $12,222
    1/31/2005             $15,814                    $17,203            $12,248
    2/28/2005             $15,780                    $17,146            $12,319
    3/31/2005             $15,704                    $17,037            $12,415
    4/30/2005             $15,952                    $17,306            $12,498
    5/31/2005             $16,071                    $17,428            $12,486
    6/30/2005             $16,195                    $17,537            $12,492
    7/31/2005             $16,161                    $17,457            $12,550
    8/31/2005             $16,303                    $17,634            $12,614
    9/30/2005             $16,180                    $17,515            $12,768
   10/31/2005             $16,078                    $17,408            $12,794
   11/30/2005             $16,153                    $17,492            $12,691
   12/31/2005             $16,270                    $17,642            $12,640
    1/31/2006             $16,301                    $17,690            $12,736
    2/28/2006             $16,422                    $17,809            $12,762
    3/31/2006             $16,341                    $17,686            $12,832

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS 6                    3/31/06
------------------------------------------
1-Year                              +4.73%
------------------------------------------
5-Year                              +5.19%
------------------------------------------
10-Year                             +5.67%
------------------------------------------

ADVISOR CLASS (4/1/96-3/31/06) 6

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FRANKLIN CALIFORNIA
                   TAX-FREE INCOME FUND     LEHMAN BROTHERS MUNICIPAL
      DATE            ADVISOR CLASS               BOND INDEX 7           CPI 7
   ----------      --------------------     -------------------------   -------
     4/1/1996             $10,000                    $10,000            $10,000
    4/30/1996             $ 9,982                    $ 9,972            $10,039
    5/31/1996             $10,006                    $ 9,968            $10,058
    6/30/1996             $10,112                    $10,076            $10,064
    7/31/1996             $10,178                    $10,168            $10,083
    8/31/1996             $10,201                    $10,165            $10,103
    9/30/1996             $10,340                    $10,307            $10,135
   10/31/1996             $10,436                    $10,424            $10,167
   11/30/1996             $10,591                    $10,615            $10,186
   12/31/1996             $10,570                    $10,570            $10,186
    1/31/1997             $10,578                    $10,590            $10,218
    2/28/1997             $10,676                    $10,687            $10,250
    3/31/1997             $10,566                    $10,545            $10,276
    4/30/1997             $10,650                    $10,633            $10,289
    5/31/1997             $10,794                    $10,793            $10,283
    6/30/1997             $10,879                    $10,908            $10,295
    7/31/1997             $11,130                    $11,210            $10,308
    8/31/1997             $11,076                    $11,105            $10,328
    9/30/1997             $11,207                    $11,237            $10,353
   10/31/1997             $11,276                    $11,309            $10,379
   11/30/1997             $11,361                    $11,376            $10,373
   12/31/1997             $11,500                    $11,542            $10,360
    1/31/1998             $11,602                    $11,661            $10,379
    2/28/1998             $11,625                    $11,664            $10,398
    3/31/1998             $11,633                    $11,675            $10,417
    4/30/1998             $11,606                    $11,622            $10,437
    5/31/1998             $11,771                    $11,806            $10,456
    6/30/1998             $11,820                    $11,852            $10,469
    7/31/1998             $11,841                    $11,882            $10,482
    8/31/1998             $12,008                    $12,066            $10,495
    9/30/1998             $12,175                    $12,216            $10,507
   10/31/1998             $12,180                    $12,216            $10,533
   11/30/1998             $12,251                    $12,259            $10,533
   12/31/1998             $12,246                    $12,289            $10,527
    1/31/1999             $12,364                    $12,436            $10,552
    2/28/1999             $12,349                    $12,381            $10,565
    3/31/1999             $12,382                    $12,398            $10,597
    4/30/1999             $12,398                    $12,429            $10,674
    5/31/1999             $12,312                    $12,357            $10,674
    6/30/1999             $12,135                    $12,180            $10,674
    7/31/1999             $12,152                    $12,224            $10,706
    8/31/1999             $11,981                    $12,126            $10,732
    9/30/1999             $11,965                    $12,131            $10,784
   10/31/1999             $11,759                    $12,000            $10,803
   11/30/1999             $11,864                    $12,127            $10,809
   12/31/1999             $11,709                    $12,037            $10,809
    1/31/2000             $11,588                    $11,984            $10,841
    2/29/2000             $11,801                    $12,124            $10,906
    3/31/2000             $12,138                    $12,389            $10,996
    4/30/2000             $12,016                    $12,315            $11,002
    5/31/2000             $11,964                    $12,251            $11,015
    6/30/2000             $12,305                    $12,576            $11,073
    7/31/2000             $12,505                    $12,751            $11,098
    8/31/2000             $12,759                    $12,947            $11,098
    9/30/2000             $12,707                    $12,880            $11,156
   10/31/2000             $12,836                    $13,021            $11,175
   11/30/2000             $12,911                    $13,119            $11,182
   12/31/2000             $13,188                    $13,443            $11,175
    1/31/2001             $13,319                    $13,576            $11,246
    2/28/2001             $13,358                    $13,619            $11,291
    3/31/2001             $13,471                    $13,742            $11,317
    4/30/2001             $13,249                    $13,593            $11,362
    5/31/2001             $13,401                    $13,739            $11,413
    6/30/2001             $13,477                    $13,831            $11,432
    7/31/2001             $13,705                    $14,036            $11,400
    8/31/2001             $14,029                    $14,267            $11,400
    9/30/2001             $13,973                    $14,219            $11,452
   10/31/2001             $14,089                    $14,389            $11,413
   11/30/2001             $14,033                    $14,267            $11,394
   12/31/2001             $13,878                    $14,132            $11,349
    1/31/2002             $14,055                    $14,377            $11,374
    2/28/2002             $14,135                    $14,551            $11,419
    3/31/2002             $13,862                    $14,265            $11,484
    4/30/2002             $14,061                    $14,544            $11,548
    5/31/2002             $14,142                    $14,633            $11,548
    6/30/2002             $14,282                    $14,787            $11,554
    7/31/2002             $14,422                    $14,978            $11,567
    8/31/2002             $14,583                    $15,158            $11,606
    9/30/2002             $14,927                    $15,490            $11,625
   10/31/2002             $14,624                    $15,233            $11,644
   11/30/2002             $14,585                    $15,170            $11,644
   12/31/2002             $14,829                    $15,490            $11,618
    1/31/2003             $14,767                    $15,450            $11,670
    2/28/2003             $14,972                    $15,666            $11,760
    3/31/2003             $14,971                    $15,676            $11,830
    4/30/2003             $15,053                    $15,779            $11,805
    5/31/2003             $15,428                    $16,149            $11,785
    6/30/2003             $15,364                    $16,080            $11,798
    7/31/2003             $14,794                    $15,517            $11,811
    8/31/2003             $14,834                    $15,633            $11,856
    9/30/2003             $15,193                    $16,093            $11,895
   10/31/2003             $15,191                    $16,012            $11,882
   11/30/2003             $15,424                    $16,179            $11,850
   12/31/2003             $15,551                    $16,313            $11,837
    1/31/2004             $15,656                    $16,406            $11,895
    2/29/2004             $15,914                    $16,653            $11,959
    3/31/2004             $15,890                    $16,595            $12,036
    4/30/2004             $15,517                    $16,202            $12,075
    5/31/2004             $15,383                    $16,143            $12,145
    6/30/2004             $15,468                    $16,202            $12,184
    7/31/2004             $15,664                    $16,415            $12,164
    8/31/2004             $15,993                    $16,744            $12,171
    9/30/2004             $16,079                    $16,833            $12,197
   10/31/2004             $16,255                    $16,978            $12,261
   11/30/2004             $16,184                    $16,838            $12,267
   12/31/2004             $16,419                    $17,043            $12,222
    1/31/2005             $16,664                    $17,203            $12,248
    2/28/2005             $16,638                    $17,146            $12,319
    3/31/2005             $16,566                    $17,037            $12,415
    4/30/2005             $16,838                    $17,306            $12,498
    5/31/2005             $16,972                    $17,428            $12,486
    6/30/2005             $17,113                    $17,537            $12,492
    7/31/2005             $17,086                    $17,457            $12,550
    8/31/2005             $17,246                    $17,634            $12,614
    9/30/2005             $17,125                    $17,515            $12,768
   10/31/2005             $17,027                    $17,408            $12,794
   11/30/2005             $17,116                    $17,492            $12,691
   12/31/2005             $17,272                    $17,642            $12,640
    1/31/2006             $17,314                    $17,690            $12,736
    2/28/2006             $17,428                    $17,809            $12,762
    3/31/2006             $17,351                    $17,686            $12,832


16 | Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:      Shares are available to certain eligible investors as
                    described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's March dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 3/31/06.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/05 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/06.

6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +7.25% and +4.93%.

7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 17

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    1. Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                      VALUE 10/1/05      VALUE 3/31/06    PERIOD* 10/1/05-3/31/06
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,012.70                $2.86
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.09                $2.87
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,011.20                $5.67
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.30                $5.69
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,009.90                $5.71
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.25                $5.74
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,013.20                $2.46
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.49                $2.47
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 0.57%;
B: 1.13%; C: 1.14%; and Advisor: 0.49%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                              Annual Report | 19

Franklin California Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                                 ----------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
CLASS A                                                  2006             2005             2004             2003             2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $       7.27     $       7.32     $       7.24     $       7.07     $       7.24
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

  Net investment income a .....................          0.33             0.34             0.35             0.35             0.37

  Net realized and unrealized gains (losses) ..            -- c          (0.04)            0.07             0.21            (0.16)
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          0.33             0.30             0.42             0.56             0.21
                                                 ----------------------------------------------------------------------------------

Less distributions from:

  Net investment income .......................         (0.33)           (0.34)           (0.34)           (0.36)           (0.37)

  Net realized gains ..........................         (0.01)           (0.01)              --            (0.03)           (0.01)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.34)           (0.35)           (0.34)           (0.39)           (0.38)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            -- c             -- c             --               --               --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of year ..................  $       7.26     $       7.27     $       7.32     $       7.24     $       7.07
                                                 ==================================================================================

Total return b ................................          4.64%            4.16%            6.04%            8.05%            2.87%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............  $ 12,418,764     $ 12,270,603     $ 12,784,815     $ 13,376,339     $ 13,016,197

Ratio to average net assets:

  Expenses ....................................          0.58%            0.57%            0.58%            0.57%            0.57%

  Net investment income .......................          4.55%            4.76%            4.80%            4.90%            5.08%

Portfolio turnover rate .......................          8.82%            8.46%           11.57%           11.92%           13.23%

a    Based on average daily shares outstanding.

b    Total return does not reflect sales commissions or the contingent deferred sales charges.

c    Amount is less than $0.01 per share.


20 | See notes to financial statements. | Annual Report

Franklin California Tax-Free Income Fund

                                                 ----------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
CLASS B                                                  2006             2005             2004             2003             2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $       7.26     $       7.31     $       7.23     $       7.07     $       7.24
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

  Net investment income a .....................          0.29             0.30             0.30             0.31             0.33

  Net realized and unrealized gains (losses) ..          0.01            (0.04)            0.08             0.20            (0.16)
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          0.30             0.26             0.38             0.51             0.17
                                                 ----------------------------------------------------------------------------------
Less distributions from:

  Net investment income .......................         (0.29)           (0.30)           (0.30)           (0.32)           (0.33)

  Net realized gains ..........................         (0.01)           (0.01)              --            (0.03)           (0.01)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.30)           (0.31)           (0.30)           (0.35)           (0.34)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            -- c             -- c             --               --               --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of year ..................  $       7.26     $       7.26     $       7.31     $       7.23     $       7.07
                                                 ==================================================================================

Total return b ................................          4.20%            3.57%            5.44%            7.46%            2.15%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............  $    331,385     $    358,856     $    394,728     $    402,085      $   309,196

Ratio to average net assets:

  Expenses ....................................          1.14%            1.14%            1.15%            1.14%            1.14%

  Net investment income .......................          3.99%            4.19%            4.23%            4.33%            4.51%

Portfolio turnover rate .......................          8.82%            8.46%           11.57%           11.92%           13.23%

a     Based on average daily shares outstanding.

b     Total return does not reflect the contingent deferred sales charges.

c     Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 21

Franklin California Tax-Free Income Fund

                                                 ----------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
CLASS C                                                  2006             2005             2004             2003             2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $       7.26     $       7.31     $       7.23     $       7.06     $       7.23
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

  Net investment income a .....................          0.29             0.30             0.30             0.31             0.33

  Net realized and unrealized gains (losses) ..            -- c          (0.04)            0.08             0.21            (0.16)
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          0.29             0.26             0.38             0.52             0.17
                                                 ----------------------------------------------------------------------------------
Less distributions from:

  Net investment income .......................         (0.29)           (0.30)           (0.30)           (0.32)           (0.33)

  Net realized gains ..........................         (0.01)           (0.01)              --            (0.03)           (0.01)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.30)           (0.31)           (0.30)           (0.35)           (0.34)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            -- c             -- c             --               --               --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of year ..................  $       7.25     $       7.26     $       7.31     $       7.23     $       7.06
                                                 ==================================================================================

Total return b ................................          4.06%            3.57%            5.46%            7.46%            2.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............  $    546,815     $    494,254   $      523,545     $    538,460     $    464,108

Ratio to average net assets:

  Expenses ....................................          1.14%            1.14%            1.15%            1.13%            1.14%

  Net investment income .......................          3.99%            4.19%            4.23%            4.34%            4.52%

Portfolio turnover rate .......................          8.82%            8.46%           11.57%           11.92%           13.23%

a     Based on average daily shares outstanding.

b     Total return does not reflect the contingent deferred sales charges.

c     Amount is less than $0.01 per share.


22 | See notes to financial statements. | Annual Report

Franklin California Tax-Free Income Fund

                                                 -----------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
ADVISOR CLASS                                            2006             2005             2004             2003             2002 d
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $       7.26     $       7.31     $       7.23     $       7.07     $       7.29
                                                 -----------------------------------------------------------------------------------
Income from investment operations:

  Net investment income a .....................          0.34             0.35             0.35             0.36             0.19

  Net realized and unrealized gains (losses) ..            -- c          (0.05)            0.08             0.19            (0.24)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............          0.34             0.30             0.43             0.55            (0.05)
                                                 -----------------------------------------------------------------------------------
Less distributions from:

  Net investment income .......................         (0.34)           (0.34)           (0.35)           (0.36)           (0.16)

  Net realized gains ..........................         (0.01)           (0.01)              --            (0.03)           (0.01)
                                                 -----------------------------------------------------------------------------------
Total distributions ...........................         (0.35)           (0.35)           (0.35)           (0.39)           (0.17)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            -- c             -- c             --               --               --
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................  $       7.25     $       7.26     $       7.31     $       7.23     $       7.07
                                                 ===================================================================================

Total return b ................................          4.73%            4.26%            6.13%            8.00%           (0.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............  $     65,655     $     42,389     $     14,096     $     10,217     $      2,134

Ratio to average net assets:

  Expenses ....................................          0.49%            0.49%            0.50%            0.49%            0.49% e

  Net investment income .......................          4.64%            4.84%            4.88%            4.98%            5.25% e

Portfolio turnover rate .......................          8.82%            8.46%           11.57%           11.92%           13.23%

a     Based on average daily shares outstanding.

b     Total return does not reflect the contingent deferred sales charges.

c     Amount is less than $0.01 per share.

d     For the period October 1, 2001 (effective date) to March 31, 2002.

e     Annualized.


                         Annual Report | See notes to financial statements. | 23

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.1%
   BONDS 96.1%
   CALIFORNIA 88.7%
   ABAG Finance Authority for Nonprofit Corps. COP,
      Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .........    $     785,000   $       786,185
      California Mortgage Insured, 6.125%, 3/01/21 .............................................        4,245,000         4,340,979
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ....................................        6,000,000         6,148,380
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ....................................       20,625,000        21,012,337
      Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ....................        5,000,000         5,197,950
      Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 .........................        5,000,000         5,244,050
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ............................        5,525,000         5,742,188
      Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ...................        5,000,000         5,111,600
   ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
    Series A, 5.45%, 4/01/39 ...................................................................        5,500,000         5,541,085
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
      Series A, 6.125%, 8/15/20 ................................................................       23,525,000        25,408,176
      Series C, 5.375%, 3/01/21 ................................................................        5,000,000         5,177,050
   ABAG Revenue Tax Allocation, RDA Pool,
      Series A4, FSA Insured, 5.875%, 12/15/25 .................................................        1,470,000         1,491,168
      Series A6, FSA Insured, 5.375%, 12/15/25 .................................................        3,670,000         3,832,654
   ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
    5.30%, 10/01/21 ............................................................................        5,450,000         5,745,608
   Alameda Corridor Transportation Authority Revenue,
      AMBAC Insured, zero cpn., 10/01/29 .......................................................       20,000,000         6,518,800
      AMBAC Insured, zero cpn., 10/01/30 .......................................................       22,000,000         6,803,940
      AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .........................       81,685,000        62,424,494
      AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .........................       70,015,000        53,277,914
      AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .........................       43,770,000        33,378,127
      AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .........................       32,960,000        25,107,939
      senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .....................................       24,490,000        25,114,740
   Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
      5.00%, 6/01/23 ...........................................................................       19,195,000        19,674,683
      5.30%, 6/01/26 ...........................................................................        7,000,000         7,017,920
      5.00%, 6/01/28 ...........................................................................        8,925,000         9,047,986
   Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ................................        6,100,000         6,150,203
   Anaheim PFA, Lease Revenue,
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/24 .................................................................................       26,855,000        11,420,357
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/26 .................................................................................       29,430,000        11,269,336
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/27 .................................................................................       22,860,000         8,299,094
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/28 .................................................................................        8,425,000         2,904,435
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/29 .................................................................................        4,320,000         1,413,677
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/32 .................................................................................       13,665,000         3,815,815


24 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Anaheim PFA, Lease Revenue, (continued)
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/33 .................................................................................    $  37,070,000   $     9,810,575
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/34 .................................................................................       24,970,000         6,277,957
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       3/01/37 .................................................................................       16,080,000         3,569,438
      Public Improvements Project, Series A, FSA Insured, 5.00%, 9/01/27 .......................        8,900,000         9,105,590
      Public Improvements Project, Series A, FSA Insured, 5.00%, 3/01/37 .......................      100,000,000       101,924,000
   Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
      10/01/29 .................................................................................        4,325,000         4,485,414
      10/01/34 .................................................................................        5,500,000         5,684,360
   Anaheim UHSD, GO,
      Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ..........................        8,570,000         3,294,565
      Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ......................................        3,900,000         4,171,947
   Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
    MBIA Insured, 5.50%, 8/01/22 ...............................................................        4,870,000         5,085,595
   Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
      5.30%, 9/02/06 ...........................................................................        2,050,000         2,056,806
      5.50%, 9/02/08 ...........................................................................        1,140,000         1,158,924
      5.60%, 9/02/09 ...........................................................................        1,205,000         1,231,618
   Arcadia Hospital Revenue, Methodist Hospital of Southern California,
      6.50%, 11/15/12 ..........................................................................        1,890,000         1,893,591
      6.625%, 11/15/22 .........................................................................        3,750,000         3,757,350
   Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 .......................        5,120,000         5,136,282
   Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 ..............        6,500,000         6,804,980
   Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ...........................        8,590,000         8,960,057
   Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ....................        5,100,000         5,314,608
   Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A,
    FSA Insured, 5.80%, 9/02/17 ................................................................        5,100,000         5,301,195
   Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 .........................          225,000           225,511
   Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 ...................................        4,285,000         4,545,442
   California Counties Lease Financing Authority COP, CSAC Financing Corp.,
    Amador County Project, ETM, 7.70%, 10/01/09 ................................................        1,350,000         1,447,308
   California County Tobacco Securitization Agency Revenue, Asset Backed,
      Alameda County, 5.875%, 6/01/35 ..........................................................        7,500,000         7,811,250
      Gold Country Funding Corp., 6.00%, 6/01/38 ...............................................       10,000,000        10,453,500
      Golden Gate Corp., Series A, 6.00%, 6/01/43 ..............................................       10,000,000        10,437,400
      Kern County Corp., Series A, 6.125%, 6/01/43 .............................................       28,135,000        29,549,065
      Kern County Corp., Series B, 6.25%, 6/01/37 ..............................................       19,460,000        20,649,006
      Stanislaus Fund, Series A, 5.875%, 6/01/43 ...............................................        8,690,000         9,013,442
   California County Tobacco Securitization Agency Tobacco Revenue, Asset Backed,
      Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ............................       10,235,000        11,384,390
      Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 .............................       30,000,000        33,369,000
   California Educational Facilities Authority Revenue,
      Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ......................       10,000,000        10,257,400
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 .............        8,435,000         1,716,354


                                                              Annual Report | 25

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Educational Facilities Authority Revenue, (continued)
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 .............    $   8,435,000   $     1,609,314
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 .............        8,435,000         1,508,768
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 .............        8,435,000         1,414,634
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 .............        8,435,000         1,326,319
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 .............        8,435,000         1,243,572
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 .............        8,435,000         1,165,886
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 .............        8,435,000         1,093,092
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ................        7,620,000         2,935,681
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ................        7,365,000         2,691,392
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ................        4,120,000         1,430,340
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ................        5,685,000         1,787,876
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ................        7,615,000         2,278,636
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ................        7,615,000         2,162,127
      Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ..............................        7,275,000         7,541,992
      Pooled College and University, Series B, 6.75%, 6/01/30 ..................................       11,495,000        12,885,665
      Santa Clara University, AMBAC Insured, zero cpn., 9/01/26 ................................        5,800,000         2,243,208
      Stanford University, Refunding, Series O, 5.125%, 1/01/31 ................................       21,250,000        21,939,137
      Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .............................          500,000           516,885
   California Health Facilities Financing Authority Revenue,
      Casa Colina, 6.125%, 4/01/32 .............................................................       10,300,000        10,942,514
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/18 ......................       26,345,000        27,086,085
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ......................      123,360,000       119,331,062
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/18 ...................        1,750,000         1,821,383
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 ...................       17,270,000        17,974,443
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ..............       12,500,000        13,069,000
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ..............        5,680,000         5,825,124
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ...........        1,480,000         1,535,885
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/17 ...........        1,620,000         1,662,314
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ..........        3,125,000         3,247,688
      Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 .........................       11,905,000        12,390,605
      Catholic Healthcare West, Series G, 5.25%, 7/01/23 .......................................        3,000,000         3,107,280
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ........................        3,390,000         3,504,141
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .......................        7,825,000         8,076,026
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .....................          130,000           134,909
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ....................          550,000           571,593
      Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .....................        8,355,000         8,679,258
      Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ......................       52,500,000        54,475,575
      County Program, Series B, 7.20%, 1/01/12 .................................................        1,965,000         1,969,009
      El Proyecto, Series A, California Mortgage Insured, 5.50%, 12/01/22 ......................        3,350,000         3,455,492
      Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ..............................        5,000,000         5,208,150
      Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ..............................       25,390,000        25,955,689
      Familiesfirst, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 .........       11,365,000        12,067,925
      Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 .........        2,300,000         2,303,818
      Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ................................       71,050,000        69,219,041
      Insured Health Facility, Help Group, Series A, California Mortgage Insured,
       6.10%, 8/01/25 ..........................................................................       12,905,000        13,666,653
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................................       46,000,000        47,049,720


26 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Health Facilities Financing Authority Revenue, (continued)
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ............................    $  32,295,000   $    33,443,410
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ............................      136,775,000       141,162,742
      Kaiser Permanente, Series A, zero cpn., 10/01/11 .........................................       13,970,000        11,072,482
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................................        7,515,000         7,883,761
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ........................................       38,260,000        39,578,057
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ........................................       38,020,000        39,238,161
      Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .........................................       80,000,000        81,825,600
      Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ..................        6,000,000         6,216,300
      Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ................        5,500,000         5,632,660
      Northern California Presbyterian, 5.40%, 7/01/28 .........................................        6,340,000         6,389,896
      Paradise Valley Estates, California Mortgage Insured, 5.125%, 1/01/22 ....................        6,610,000         6,894,230
      Paradise Valley Estates, California Mortgage Insured, 5.25%, 1/01/26 .....................        5,000,000         5,197,850
      Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ...............        8,500,000         8,870,940
      Small Facilities Loan, Health Facilities, Refunding, Series B,
       California Mortgage Insured, 7.50%, 4/01/22 .............................................        1,305,000         1,342,715
      Small Facilities Loan, Health Facilities, Series A, California Mortgage Insured,
       6.75%, 3/01/20 ..........................................................................          655,000           656,369
      Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ..............       10,915,000        11,355,748
      Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ..............        3,070,000         3,166,674
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ........................        5,750,000         5,911,690
      Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .........................        6,650,000         7,023,198
      Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .....................................        5,300,000         5,502,195
      Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .....................................       61,000,000        62,143,750
      Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ...................................       10,600,000        11,001,846
      The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ..........................       28,150,000        29,130,183
      The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ..............................        7,420,000         7,689,940
      UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 .............        5,750,000         5,879,548
      UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ...........       25,000,000        25,588,250
      UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 .............       26,920,000        27,526,508
      Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ........       11,640,000        12,046,702
   California Health Facilities, Financing Authority Revenue, Insured Health Facility,
    Valleycare, Series A, California Mortgage Insured, 5.25%, 5/01/22 ..........................        5,000,000         5,216,050
   California HFA, SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ............          325,000           327,181
   California HFAR,
      Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ........................          575,000           210,209
      Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10,
       6.30% thereafter, 8/01/31 ...............................................................        2,605,000         2,072,330
      MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .........................................        5,000,000         5,083,950
      MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .........................................       12,055,000        12,299,837
      Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 .......................................        2,485,000         2,519,268
      SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ....................................           15,000            15,051
   California Infrastructure and Economic Development Bank Revenue,
      Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ...............        5,000,000         5,174,500
      Bay Area Toll Bridges, first lien, Series A, FGIC Insured, 5.00%, 7/01/29 ................       50,985,000        52,892,349
      Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ...............................       10,000,000        10,496,400
      Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ..............................       34,000,000        35,792,140


                                                              Annual Report | 27

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California PCFA, PCR,
      Pacific Gas and Electric, Mandatory Put 6/01/07, Refunding, Series B,
       FGIC Insured, 3.50%, 12/01/23 ...........................................................    $   5,000,000   $    4,991,400
      Pacific Gas and Electric, Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 .............       31,500,000       33,568,290
      San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .................................       32,535,000       32,580,549
   California Resources Efficiency Financing Authority COP, Capital Improvement Program,
      Refunding, AMBAC Insured,
        5.625%, 4/01/22 ........................................................................       10,365,000       10,761,979
        5.75%, 4/01/27 .........................................................................        7,885,000        8,209,073
   California State Department of Veteran Affairs Home Purchase Revenue,
      Refunding, Series A, 5.40%, 12/01/28 .....................................................        9,580,000        9,773,229
      Refunding, Series B, 5.50%, 12/01/18 .....................................................        2,500,000        2,559,550
      Series A, 5.20%, 12/01/27 ................................................................       31,000,000       31,015,500
      Series B, 5.20%, 12/01/28 ................................................................        5,975,000        5,978,107
   California State Department of Water Resources Central Valley Project Revenue, Water
    System,
      Refunding, Series S, 5.00%, 12/01/29 .....................................................       24,595,000       24,978,190
      Refunding, Series U, 5.00%, 12/01/29 .....................................................       12,000,000       12,191,400
      Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 .......................................       20,000,000       20,853,400
      Series Q, MBIA Insured, 5.375%, 12/01/27 .................................................       20,055,000       20,583,048
      Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 ...................................       37,945,000       38,994,179
   California State Department of Water Resources Power Supply Revenue, Series A,
    Pre-Refunded,
      5.25%, 5/01/20 ...........................................................................       50,000,000       54,550,500
      5.375%, 5/01/21 ..........................................................................       22,000,000       24,150,500
      5.375%, 5/01/22 ..........................................................................       34,020,000       37,345,455
   California State GO,
      5.00%, 2/01/22 ...........................................................................        7,000,000        7,260,890
      6.00%, 5/01/24 ...........................................................................        2,565,000        2,568,873
      5.125%, 4/01/25 ..........................................................................        5,000,000        5,224,800
      5.20%, 4/01/26 ...........................................................................       17,000,000       17,942,820
      5.25%, 4/01/27 ...........................................................................        5,000,000        5,266,450
      5.25%, 4/01/29 ...........................................................................        5,580,000        5,865,863
      5.25%, 4/01/34 ...........................................................................       20,000,000       21,052,000
      AMBAC Insured, 5.90%, 3/01/25 ............................................................          210,000          213,077
      FGIC Insured, 6.00%, 8/01/19 .............................................................          905,000          912,394
      FGIC Insured, 5.625%, 10/01/26 ...........................................................        8,645,000        8,820,321
      FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 .............................................       32,855,000       33,537,398
      FSA Insured, 5.50%, 4/01/19 ..............................................................          570,000          575,751
      FSA Insured, 5.50%, 3/01/20 ..............................................................          850,000          856,911
      FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ................................................       30,000,000       32,126,100
      MBIA Insured, 5.00%, 10/01/23 ............................................................        4,055,000        4,175,028
      MBIA Insured, 6.00%, 8/01/24 .............................................................          990,000          998,088
      MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ..............................................          945,000          975,060
      Pre-Refunded, 5.25%, 9/01/23 .............................................................        2,470,000        2,623,214
      Pre-Refunded, 5.25%, 9/01/23 .............................................................       17,280,000       18,351,878
      Pre-Refunded, 5.25%, 10/01/23 ............................................................        7,720,000        8,207,441
      Principal Eagles II, Series 3, zero cpn., 3/01/09 ........................................        7,500,000        6,690,450
      Principal Eagles II, Series 4, zero cpn., 6/01/06 ........................................       10,000,000        9,946,300
      Principal Eagles II, Series 6, zero cpn., 3/01/09 ........................................        5,000,000        4,460,300


28 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California State GO, (continued)
      Principal M-Raes, Series 8, zero cpn., 4/01/09 ...........................................    $   9,000,000   $     8,002,260
      Refunding, 5.25%, 9/01/23 ................................................................        1,250,000         1,311,975
      Refunding, 5.25%, 10/01/23 ...............................................................        1,530,000         1,607,219
      Refunding, 5.625%, 9/01/24 ...............................................................       10,650,000        10,839,037
      Refunding, 5.00%, 2/01/27 ................................................................       46,000,000        47,163,800
      Refunding, 5.00%, 2/01/29 ................................................................       13,000,000        13,308,750
      Refunding, 5.25%, 2/01/29 ................................................................       44,000,000        46,101,440
      Refunding, 5.25%, 2/01/29 ................................................................       10,000,000        10,442,200
      Refunding, 5.25%, 2/01/30 ................................................................       30,000,000        31,295,400
      Refunding, 5.25%, 4/01/32 ................................................................       10,000,000        10,421,800
      Refunding, AMBAC Insured, 5.00%, 4/01/23 .................................................        6,250,000         6,495,563
      Refunding, MBIA Insured, 5.00%, 10/01/32 .................................................        5,000,000         5,167,700
      Series BR, 5.30%, 12/01/29 ...............................................................       13,000,000        13,005,070
      Various Purpose, 5.125%, 4/01/24 .........................................................       10,000,000        10,463,300
      Various Purpose, 5.00%, 8/01/35 ..........................................................       31,545,000        32,346,558
      Various Purpose, AMBAC Insured, 5.00%, 4/01/31 ...........................................       30,000,000        31,041,900
      Various Purpose, Refunding, 5.25%, 12/01/26 ..............................................       12,915,000        13,641,598
      Various Purpose, Refunding, 5.00%, 6/01/31 ...............................................       30,465,000        31,342,392
      Veterans Bonds, Series BH, 5.60%, 12/01/32 ...............................................       50,060,000        50,109,059
      Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ..................................       16,440,000        16,456,276
   California State Local Government Finance Authority Revenue, Marin Valley Mobile,
    Series A, FSA Insured, 5.85%, 10/01/27 .....................................................        6,735,000         7,091,551
   California State Public Works Board Lease Revenue,
      California Science Center, Series A, 5.25%, 10/01/22 .....................................        8,645,000         8,958,813
      Department of Corrections, Series C, 5.00%, 6/01/24 ......................................       12,225,000        12,552,630
      Department of Corrections, Series C, 5.00%, 6/01/25 ......................................        4,810,000         4,932,703
      Department of Corrections, Series C, 5.25%, 6/01/28 ......................................       25,475,000        26,682,515
      Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ..........................       12,000,000        12,322,680
      Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .........................       56,500,000        57,992,165
      Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ...............        7,500,000         7,727,700
      University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ..........       14,000,000        14,017,500
      University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ..........       23,175,000        23,198,870
      University of California, Various Projects, Series B, 5.50%, 6/01/19 .....................       13,000,000        13,016,250
      Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ...............        8,320,000         8,660,704
      Various University of California Projects, Series D, 5.00%, 5/01/30 ......................       17,000,000        17,448,460
   California State University at Channel Islands Financing Authority Revenue,
    East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ..............................       11,000,000        11,292,710
   California State University Revenue,
      Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .......................................       10,000,000        10,389,900
      Systemwide, Series C, MBIA Insured, 5.00%, 11/01/26 ......................................       20,970,000        21,910,295
      Systemwide, Series C, MBIA Insured, 5.00%, 11/01/29 ......................................       22,705,000        23,633,180
      Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 .....................................       15,000,000        15,530,550
 a California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
    Series A, 5.70%, 10/01/33 ..................................................................       61,325,000        27,579,692
   California Statewide CDA Revenue, 5.50%, 10/01/33 ...........................................       45,465,000        47,637,772


                                                              Annual Report | 29

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Statewide CDA Revenue COP, Capital Appreciation, Insured Hospital,
    Triad Health Care, California Moortgage Insured, ETM, zero cpn.,
      8/01/09 ..................................................................................    $   6,450,000   $     5,675,097
      8/01/10 ..................................................................................        6,745,000         5,691,026
      8/01/11 ..................................................................................        3,115,000         2,507,232
   California Statewide CDA Revenue,
      California Mortgage Insured, 5.50%, 1/01/28 ..............................................        3,615,000         3,833,635
      COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
       Pre-Refunded, ETM, 5.75%, 10/01/25 ......................................................       24,545,000        27,759,413
      COP, ETM, 5.90%, 8/01/21 .................................................................        4,000,000         4,188,520
      COP, Hospital, Triad Health Care, ETM, 6.25%, 8/01/06 ....................................          550,000           554,752
      COP, Southern California Development Corp., California Mortgage Insured,
       6.10%, 12/01/15 .........................................................................        2,255,000         2,306,189
      Daughters of Charity Health, Series A, 5.25%, 7/01/24 ....................................        6,000,000         6,212,700
      Daughters of Charity Health, Series A, 5.25%, 7/01/30 ....................................        5,000,000         5,109,750
      Daughters of Charity Health, Series A, 5.25%, 7/01/35 ....................................        5,000,000         5,087,500
      Daughters of Charity Health, Series A, 5.00%, 7/01/39 ....................................       11,000,000        10,884,720
      Daughters of Charity Health, Series H, 5.25%, 7/01/25 ....................................        4,215,000         4,358,057
      East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ........................       11,000,000        11,506,330
      East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .......................       25,000,000        26,083,750
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ..............................        6,300,000         6,344,730
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ..............................       14,000,000        14,099,400
      Huntington Memorial Hospital, 5.00%, 7/01/27 .............................................       22,000,000        22,471,900
      Huntington Memorial Hospital, 5.00%, 7/01/35 .............................................       50,000,000        50,960,000
      Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .......       20,400,000        21,674,388
      Kaiser Permanente, Series A, 5.50%, 11/01/32 .............................................       27,000,000        28,223,640
      Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ................       10,000,000        10,344,700
      Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .........................        7,670,000         8,077,047
      Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .........................        9,755,000        10,215,241
      Series B, 5.625%, 8/15/42 ................................................................       51,000,000        53,223,090
      Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ....................        4,945,000         5,256,782
      Sutter Health, Series A, 5.00%, 11/15/43 .................................................       96,800,000        97,751,544
   California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
      Series A, FSA Insured, 5.25%, 10/01/24 ...................................................        5,000,000         5,360,550
      Series A, FSA Insured, 5.00%, 10/01/29 ...................................................        3,000,000         3,122,040
      Series B, FSA Insured, 5.65%, 10/01/26 ...................................................        5,000,000         5,400,950
   California Statewide CDA,
      COP, California Lutheran Homes, California Mortgage Insured, ETM, 5.75%, 11/15/15 ........        5,000,000         5,156,750
      COP, Catholic Healthcare West, 6.50%, 7/01/20 ............................................        2,415,000         2,630,998
      COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ..............................        5,575,000         6,215,623
      COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................................       37,685,000        38,565,322
      COP, FSA Insured, 5.50%, 8/15/31 .........................................................        9,000,000         9,589,680
      COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 .............................................       32,200,000        32,993,086
      COP, MBIA Insured, 5.00%, 4/01/18 ........................................................        7,000,000         7,227,080
      COP, MBIA Insured, 5.125%, 4/01/23 .......................................................        6,000,000         6,187,920
      COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ................................        5,000,000         5,120,100
      COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .................................       16,250,000        16,646,825
      COP, The Internext Group, 5.375%, 4/01/17 ................................................       10,770,000        10,955,783


30 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Statewide CDA, (continued)
      COP, The Internext Group, 5.375%, 4/01/30 ................................................    $  67,480,000   $    67,639,928
      MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .....................        7,323,000         7,829,239
      MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 .............................................        8,000,000         8,144,640
   California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .........................        6,860,000         6,955,697
   Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
    Refunding, AMBAC Insured, 5.00%, 9/01/36 ...................................................        7,800,000         8,031,582
   Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ..............................        1,550,000         1,603,119
   Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%, 10/20/34 ....        5,615,000         5,639,650
   Campbell RDA Tax Allocation, Central Campbell Redevelopment Project,
    Series A, 6.00%, 10/01/33 ..................................................................        5,000,000         5,286,750
   Campbell USD, Series B, FGIC Insured, zero cpn.,
      8/01/20 ..................................................................................        5,000,000         2,614,000
      8/01/21 ..................................................................................        6,280,000         3,123,735
   Capistrano Bay Park and Recreation District COP, Special Lease Finance,
    Series Q, 6.35%, 8/01/12 ...................................................................        2,800,000         2,825,172
   Capistrano University School CFD Special Tax, Number 90-2 Talega,
      5.875%, 9/01/33 ..........................................................................        5,820,000         5,950,950
      6.00%, 9/01/33 ...........................................................................        7,100,000         7,313,142
   Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ................       15,630,000        18,099,696
   Central California Joint Powers Health Financing Authority COP,
      Community Hospitals of Central California,
         6.00%, 2/01/20 ........................................................................        5,000,000         5,236,100
         5.625%, 2/01/21 .......................................................................        6,750,000         6,960,330
         6.00%, 2/01/30 ........................................................................       34,960,000        36,276,244
         5.75%, 2/01/31 ........................................................................       18,070,000        18,444,049
   Cerritos PFAR Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 5.00%,
    11/01/22 ...................................................................................        6,675,000         7,130,168
   Chaffey UHSD, GO,
      Series B, 5.00%, 8/01/25 .................................................................        6,510,000         6,755,687
      Series C, FSA Insured, 5.00%, 5/01/27 ....................................................        6,980,000         7,279,372
   Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge, California Mortgage
    Insured,
      6.80%, 2/01/11 ...........................................................................        2,580,000         2,584,747
      6.75%, 2/01/21 ...........................................................................        2,800,000         2,805,096
   Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 .................................       10,360,000        10,753,162
   Chula Vista IDR,
      Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ....................       14,000,000        14,710,640
      Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ..........................        8,500,000         8,981,865
   Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding,
    5.50%, 8/01/23 .............................................................................        4,950,000         5,189,481
   Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ....................        4,135,000         4,356,347
   Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ..............        7,000,000         7,294,560
   Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 .............................        1,480,000         1,496,162
   Commerce Joint Powers Financing Authority Lease Revenue, Community Center,
    Series A, Pre-Refunded, 6.25%, 10/01/22 ....................................................        4,000,000         4,132,480
   Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects,
    Series B, Radian Insured, 5.125%, 8/01/35 ..................................................        8,310,000         8,515,756


                                                              Annual Report | 31

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ......    $   5,000,000   $     5,199,400
   Compton CRDA Tax Allocation, Refunding, Series 1, 6.75%, 8/01/13 ............................        4,650,000         4,748,115
   Contra Costa Community College District GO, Election of 2002, FGIC Insured,
    5.00%, 8/01/26 .............................................................................       11,700,000        12,168,234
   Contra Costa County COP, Merrithew Memorial Hospital Project,
      ETM, zero cpn., 11/01/15 .................................................................        6,810,000         4,531,919
      Refunding, MBIA Insured, 5.50%, 11/01/22 .................................................       11,000,000        11,536,470
   Contra Costa Home Mortgage Finance Authority HMR,
      Mandatory Sinking Fund 3/01/08, Pre-Refunded, zero cpn., 9/01/17 .........................        9,635,000         3,104,686
      Mandatory Sinking Fund 9/01/08, Pre-Refunded, zero cpn., 9/01/17 .........................        8,095,000         2,708,101
      Mandatory Sinking Fund 3/01/09, Pre-Refunded, zero cpn., 9/01/17 .........................        8,615,000         2,982,685
      Mandatory Sinking Fund 9/01/09, Pre-Refunded, zero cpn., 9/01/17 .........................        7,135,000         2,561,536
      Mandatory Sinking Fund 3/01/10, Pre-Refunded, zero cpn., 9/01/17 .........................        7,700,000         2,860,473
      Mandatory Sinking Fund 9/01/10, Pre-Refunded, zero cpn., 9/01/17 .........................        6,275,000         2,413,616
      Pre-Refunded, zero cpn., 9/01/17 .........................................................       10,770,000         3,220,445
   Contra Costa School Financing Authority Revenue, Capital Appreciation,
    Antioch USD Community, Series B, zero cpn., 9/01/07 ........................................          280,000           257,992
   Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
      ETM, 6.875%, 3/01/07 .....................................................................        4,900,000         5,048,127
      FGIC Insured, ETM, 6.50%, 3/01/09 ........................................................        1,000,000         1,050,700
   Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%,
      7/01/12 ..................................................................................          800,000           801,384
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ................       15,000,000        18,243,150
   Corona-Norco USD,
      Lease Revenue, Land Acquisition, Series A, FSA Insured, Pre-Refunded, 6.00%, 4/15/29 .....       18,435,000        18,448,642
      PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ........................................        7,140,000         7,165,704
   Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 ...............................................................        6,115,000         6,297,716
   CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ............        2,100,000         2,111,949
   Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 .............................        6,365,000         6,698,717
   Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.75%, 8/01/36 .............................        5,000,000         5,194,900
   Delano UHSD, GO, Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ..........................        8,520,000         9,504,486
   Desert Hot Springs RDA Tax Allocation, Redevelopment Project No. 2,
    Series A, 6.625%, 9/01/20 ..................................................................        1,050,000         1,056,227
   Desert Sands USD, GO, Election of 2001, FSA Insured, 5.00%, 6/01/29 .........................       16,425,000        17,070,502
   Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 .....................        4,860,000         5,060,183
   Duarte COP, Refunding, Series A, 5.25%,
      4/01/19 ..................................................................................        5,000,000         5,129,200
      4/01/24 ..................................................................................        5,000,000         5,122,150
      4/01/31 ..................................................................................       12,500,000        12,609,000
   East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
      6/01/28 ..................................................................................        7,000,000         7,313,320
      6/01/29 ..................................................................................       27,495,000        28,683,609
      6/01/30 ..................................................................................       15,000,000        15,636,900
   Eastern Municipal Water District Water and Sewer Revenue COP, Series B,
    FGIC Insured, 5.00%, 7/01/30 ...............................................................       31,370,000        32,269,692
   El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ..........................        5,640,000         5,974,001
   El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
    California Mortgage Insured, 5.25%, 3/01/26 ................................................        8,500,000         8,792,570


32 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   El Dorado County Special Tax, CFD No. 1992-1,
      5.875%, 9/01/24 ..........................................................................    $   4,475,000   $     4,622,944
      6.25%, 9/01/29 ...........................................................................       19,780,000        20,454,102
      6.00%, 9/01/31 ...........................................................................        8,850,000         9,174,175
   El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
      8/01/16 ..................................................................................        2,050,000         1,226,925
      8/01/22 ..................................................................................       11,485,000         4,823,470
      8/01/27 ..................................................................................       11,495,000         3,614,603
   El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 .................        5,635,000         5,862,260
   Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
      12/01/19 .................................................................................        2,775,000         1,411,199
      12/01/20 .................................................................................        2,765,000         1,334,085
      12/01/21 .................................................................................        4,195,000         1,910,151
      12/01/22 .................................................................................        4,195,000         1,809,513
      12/01/23 .................................................................................        4,195,000         1,700,821
      12/01/24 .................................................................................        4,200,000         1,616,538
   Emeryville PFAR,
      Housing Increment Loan, 6.20%, 9/01/25 ...................................................        3,115,000         3,152,193
      Shellmound Park Redevelopment and Housing Project, Series B,
       MBIA Insured, 5.00%, 9/01/28 ............................................................       10,000,000        10,219,200
   Escondido COP, Wastewater Project, AMBAC Insured, Pre-Refunded,
      5.70%, 9/01/26 ...........................................................................       13,465,000        13,856,293
      5.80%, 9/01/26 ...........................................................................          400,000           411,784
   Florin Resource Conservation District COP, Elk Grove Water Service, Refunding,
    Series A, MBIA Insured, 5.00%, 3/01/33 .....................................................        8,715,000         8,973,748
   Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding,
    Series A, 5.50%, 10/01/27 ..................................................................       12,500,000        12,842,500
   Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17 ...        5,000,000         5,417,350
   Foothill-De Anza Community College District GO,
      Capital Appreciation, zero cpn., 8/01/27 .................................................        5,205,000         1,916,949
      MBIA Insured, zero cpn., 8/01/26 .........................................................        5,290,000         2,053,895
   Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, zero cpn., 1/15/21 ......................................       51,180,000        21,631,227
      Capital Appreciation, Refunding, zero cpn., 1/15/25 ......................................       57,000,000        18,862,440
      Capital Appreciation, Refunding, zero cpn., 1/15/30 ......................................       98,460,000        24,498,817
      Capital Appreciation, Refunding, zero cpn., 1/15/31 ......................................       14,635,000         3,419,321
      Capital Appreciation, Refunding, zero cpn., 1/15/34 ......................................      100,000,000        19,417,000
      Capital Appreciation, Refunding, zero cpn., 1/15/36 ......................................      182,160,000        31,304,196
      Capital Appreciation, Refunding, zero cpn., 1/15/37 ......................................      170,615,000        27,612,332
      Capital Appreciation, Refunding, zero cpn., 1/15/38 ......................................      160,560,000        24,458,105
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .........       49,500,000        43,532,280
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .........       10,000,000         8,705,200
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ........       80,835,000        70,086,370
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ........       80,500,000        69,795,915
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ........      112,230,000        97,306,777
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 .....................       30,835,000        15,095,583
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 .....................        5,765,000         2,679,514


                                                              Annual Report | 33

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 .....................    $  72,045,000   $    31,766,081
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 .....................        2,000,000           710,180
      cvt. Capital Appreciation, Refunding, zero cpn., 1/15/26 .................................       30,000,000        26,010,900
      cvt. Capital Appreciation, Refunding, zero cpn., 1/15/32 .................................      100,000,000        21,943,000
      cvt. Capital Appreciation, Refunding, zero cpn., 1/15/33 .................................      132,460,000        27,363,587
      cvt. Capital Appreciation, Refunding, zero cpn., 1/15/35 .................................       20,000,000         3,657,600
      cvt. Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 ....................       10,000,000        10,910,500
      cvt. Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ...........        5,500,000         6,279,405
      Refunding, 5.75%, 1/15/40 ................................................................      395,510,000       401,873,756
      senior lien, Series A, 5.00%, 1/01/35 ....................................................       15,955,000        15,251,384
      senior lien, Series A, ETM, zero cpn., 1/01/25 ...........................................       20,660,000         8,666,663
      senior lien, Series A, ETM, zero cpn., 1/01/26 ...........................................       23,475,000         9,293,283
      senior lien, Series A, ETM, zero cpn., 1/01/27 ...........................................       15,000,000         5,631,600
      senior lien, Series A, ETM, zero cpn., 1/01/29 ...........................................       35,310,000        11,901,942
      senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ......................................        8,000,000         9,119,840
      senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ......................................       95,675,000        97,778,893
      senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ......................................      123,695,000       125,968,514
   Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ................................        1,400,000         1,421,672
   Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%, 8/01/34 ...        7,235,000         7,524,111
   Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ....................       15,000,000         4,831,800
   Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 .....................................        8,440,000         8,780,216
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ...................................       15,000,000        16,436,100
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ...................................       57,000,000        62,457,180
      Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ....................................      138,000,000       152,278,860
      Enhanced, Asset-Backed, Series A, 5.00%, 6/01/45 .........................................       20,000,000        20,336,800
      Series 2003 A-1, 6.75%, 6/01/39 ..........................................................        5,290,000         5,955,799
   Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 ...............................................................        5,020,000         5,391,681
   Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ....................        3,660,000         4,030,904
   Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 .......        8,925,000         9,295,120
   Huntington Beach City and School District, Capital Appreciation, Election of 2002,
    Series A, FGIC Insured, zero cpn., 8/01/28 .................................................       10,005,000         3,462,831
   Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
      8/01/27 ..................................................................................        3,530,000         3,666,082
      8/01/29 ..................................................................................       11,000,000        11,400,730
   Industry COP, Refunding, 6.625%, 6/01/06 ....................................................        3,060,000         3,064,682
   Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
      Financing Project, Series B,
      FSA Insured, ETM, 6.25%, 8/01/11 .........................................................        5,000,000         5,316,400
      FSA insured, Pre-Refunded, 6.00%, 8/01/16 ................................................        5,000,000         5,138,950
   Intercommunity Hospital Financing Authority COP, Northbay Healthcare System,
    Refunding, ACA Insured, 5.25%, 11/01/19 ....................................................       10,550,000        10,764,165
   Irvine 1915 Act GO,
      AD No. 00-18, Group 4, 5.375%, 9/02/26 ...................................................        2,500,000         2,507,425
      AD No. 03-19, Group 2, 5.45%, 9/02/23 ....................................................        2,000,000         2,039,060
      AD No. 03-19, Group 2, 5.50%, 9/02/29 ....................................................        4,295,000         4,375,789


34 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Irwindale CRDA Tax Allocation, senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ..........    $  10,220,000   $    10,544,792
   Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ........       16,500,000        16,985,595
   Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 .......        8,685,000         9,037,698
   Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 .....        5,275,000         5,550,039
   La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ...............................................          270,000           278,937
   La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, 6.10%, 6/01/22 ..................................................        2,355,000         2,364,279
   La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1,
    AMBAC Insured, 5.125%, 9/01/32 .............................................................       10,825,000        11,286,037
   Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 .................................        5,375,000         5,416,280
   Lake Elsinore PFA Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ..............        6,750,000         6,760,463
      Series A, 5.50%, 9/01/30 .................................................................       15,550,000        15,896,454
   Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .....................            5,000             7,471
   Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ..............................        8,115,000         8,472,953
   Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
    California Mortgage Insured, 7.55%, 3/01/20 ................................................        1,650,000         1,654,208
   Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
    Project, 6.90%, 7/01/22 ....................................................................        1,365,000         1,367,580
   Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, zero cpn., 1/15/19 ...........................................................        6,360,000         3,178,601
   Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
    5.00%, 12/01/23 ............................................................................        9,200,000         9,347,384
   Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ..................................................       20,000,000        20,712,400
   Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
    Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .........................................       14,935,000        15,468,628
   Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded,
    5.00%, 6/01/26 .............................................................................       69,275,000        73,689,203
   Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
      8/01/24 ..................................................................................        4,000,000         4,237,720
      8/01/31 ..................................................................................        5,000,000         5,289,100
   Los Angeles County COP,
      Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 .....................        8,000,000         8,362,800
      Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
       5.875%, 1/01/21 .........................................................................        7,520,000         7,774,477
      Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ................................          970,000           971,707
   Los Angeles County Infrastructure and Economic Development Bank Revenue,
    County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ....................        7,765,000         8,078,007
   Los Angeles County MTA Sales Tax Revenue, Proposition A,
      first tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ....................       13,000,000        13,465,530
      first tier, Senior Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 ..................        7,840,000         8,084,451
      second tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ..................................        9,200,000         9,349,040
      Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ...............................        5,000,000         5,367,750
   Los Angeles County Public Works Financing Authority Revenue,
    Multiple Capital Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 .............       26,905,000        27,877,078


                                                              Annual Report | 35

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 .............................    $   7,000,000   $     7,278,810
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 .............................       30,820,000        31,951,094
      Series A, MBIA Insured, 5.00%, 10/01/34 ..................................................        7,110,000         7,370,937
   Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06 ...        2,888,000         2,893,863
   Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie,
    Series B, 6.625%, 9/01/14 ..................................................................          845,000           846,707
   Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..............................        8,060,000         8,497,336
   Los Angeles CRDA, MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ..........        5,365,000         5,372,672
   Los Angeles Department of Airports Revenue, Ontario International Airport, Series A,
    FGIC Insured, 6.00%, 5/15/26 ...............................................................       10,000,000        10,121,000
   Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
    AMBAC Insured, 5.00%, 7/01/40 ..............................................................       17,000,000        17,661,810
   Los Angeles Harbor Department Revenue,
      Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .......................................       15,000,000        15,457,950
      Series B, 6.125%, 8/01/18 ................................................................       24,810,000        25,264,023
      Series B, 6.20%, 8/01/22 .................................................................       59,835,000        60,943,743
      Series B, 5.375%, 11/01/23 ...............................................................        7,460,000         7,611,513
      Series B, MBIA Insured, 6.20%, 8/01/25 ...................................................       35,690,000        36,351,336
   Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ...........          410,000           410,324
   Los Angeles USD,
      COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 ...........       28,210,000        28,902,838
      GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 .............................       25,000,000        26,161,250
      GO, Series A, MBIA Insured, 5.00%, 1/01/28 ...............................................      170,250,000       177,048,082
      GO, Series E, AMBAC Insured, 5.00%, 7/01/30 ..............................................       50,240,000        52,396,301
      Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 .....................................        5,000,000         5,209,450
   Los Angeles Wastewater System Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ........................................        6,000,000         6,188,700
      Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ........................................       34,335,000        35,197,839
      Refunding, Series A, FSA Insured, 5.00%, 6/01/32 .........................................       17,500,000        18,132,100
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 .....................................        8,245,000         8,580,984
   Los Angeles Water and Power Revenue,
      Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ..........................        2,000,000         2,053,340
      Power System, Series A, 5.25%, 7/01/24 ...................................................        5,000,000         5,018,600
      Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 .....................................       10,575,000        10,997,260
      Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ...............................       35,000,000        36,367,450
      Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ......................................        7,000,000         7,200,620
      Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ...................................        6,550,000         6,848,811
   Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
    5.90%, 9/01/28 .............................................................................        6,470,000         6,943,992
   M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured,
    6.00%, 7/01/22 .............................................................................        6,330,000         6,339,368
   Madera County COP, Valley Children's Hospital, MBIA Insured,
      5.00%, 3/15/23 ...........................................................................        8,500,000         8,708,675
      5.75%, 3/15/28 ...........................................................................       27,500,000        27,837,425
   Madera USD, COP, 6.50%, 12/01/07 ............................................................          545,000           547,474


36 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ..........    $   1,770,000   $     1,741,733
   Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 .............................        5,575,000         5,728,591
   Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ..........        4,400,000         4,421,956
   Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
    AMBAC Insured, 5.00%, 1/01/22 ..............................................................        5,000,000         5,214,700
   Metropolitan Water District Southern California Waterworks Revenue,
      Series A, FSA Insured, 5.00%, 7/01/35 ....................................................       17,500,000        18,194,575
      Series A, Pre-Refunded, 5.00%, 7/01/26 ...................................................       20,790,000        21,517,026
      Series A, Pre-Refunded, 5.00%, 7/01/26 ...................................................       17,815,000        18,437,991
      Series A, Pre-Refunded, 5.00%, 7/01/26 ...................................................       10,720,000        11,094,878
      Series B1, FGIC Insured, 5.00%, 10/01/33 .................................................        5,000,000         5,183,150
      Series C, 5.00%, 7/01/37 .................................................................       22,450,000        22,623,538
   Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded, 5.00%, 7/01/37 .....        4,330,000         4,378,323
   Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
      5.40%, 1/15/17 ...........................................................................       12,155,000        13,212,971
      5.50%, 1/15/24 ...........................................................................       11,790,000        13,174,735
   Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 ...................................       11,970,000        13,064,776
   Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
      FGIC Insured, zero cpn.,
         8/01/21 ...............................................................................        9,660,000         4,804,981
         8/01/23 ...............................................................................       10,815,000         4,861,234
         5/01/27 ...............................................................................       12,770,000         4,709,704
   Modesto Irrigation District COP, Refunding and Capital Improvements, Series B,
    5.30%, 7/01/22 .............................................................................        4,315,000         4,320,005
   Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
    AMBAC Insured, 5.125%, 9/01/33 .............................................................        5,535,000         5,756,345
   Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured,
    5.20%, 9/01/37 .............................................................................        4,315,000         4,502,789
   Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured,
    Pre-Refunded, 5.55%, 9/01/22 ...............................................................       10,005,000        10,481,238
   Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 ..........................        7,150,000         7,430,352
   Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
    FSA Insured, 5.875%, 12/01/15 ..............................................................        5,440,000         5,459,802
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
      8/01/27 ..................................................................................        6,315,000         2,277,821
      8/01/28 ..................................................................................        6,625,000         2,268,135
   Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ......................................        8,600,000         8,870,642
   Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .......        6,975,000         7,182,088
   Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured,
    6.35%, 6/20/35 .............................................................................        5,205,000         5,270,791
   Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ................        1,535,000         1,538,316
   New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 .........       14,700,000         6,036,555
   Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ..............        8,515,000         8,837,804
   North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
      AMBAC Insured, Pre-Refunded, 5.30%,
         9/01/22 ...............................................................................       10,000,000        10,442,000
         9/01/27 ...............................................................................        9,900,000        10,337,580


                                                              Annual Report | 37

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/25 ..............................................................    $  19,250,000   $    19,851,947
   Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
      Series A, MBIA Insured,
        5.125%, 7/01/23 ........................................................................        7,420,000         7,669,386
        5.00%, 7/01/28 .........................................................................       15,975,000        16,341,626
        5.20%, 7/01/32 .........................................................................       43,675,000        45,460,434
   Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
    AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 ................................................       24,895,000        25,579,364
   Oakland Revenue, 1800 Harrison Foundation,
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ....................................       13,825,000        14,965,009
      Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ....................................       13,470,000        14,580,736
   Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
      8/01/29 ..................................................................................        5,755,000         5,984,970
      8/01/33 ..................................................................................        5,590,000         5,793,644
   Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 .....       10,855,000        11,193,350
   Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 .....................        5,000,000         5,205,150
   Orange County CFD Special Tax,
      No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 .........................................        1,100,000         1,132,087
      No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 .........................................        3,250,000         3,352,505
      No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ........................................        5,000,000         5,297,450
      No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 .........................................        6,405,000         6,447,465
      No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 .........................................       11,000,000        11,106,370
   Orange County Recovery COP, Series A, MBIA Insured, Pre-Refunded, 5.80%, 7/01/16 ............       10,380,000        10,646,247
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
      8/15/28 ..................................................................................       12,950,000        13,310,398
      8/15/34 ..................................................................................       23,575,000        24,201,388
   Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 .................................       10,820,000        11,195,670
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
    Pre-Refunded, 6.625%, 8/01/26 ..............................................................        5,020,000         5,170,249
   Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, Refunding,
    MBIA Insured, 5.625%, 4/01/23 ..............................................................       13,000,000        13,497,900
   Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
    4/01/27 ....................................................................................       11,570,000        12,032,916
   Palmdale CRDA Tax Allocation,
      Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ................................        3,190,000         3,451,867
      Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ....................        6,980,000         7,168,251
      Series A, MBIA Insured, 5.75%, 9/01/27 ...................................................       10,435,000        10,960,089
   Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, zero cpn., 12/01/17 ........        4,090,000         1,844,304
   Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
      8/01/31 ..................................................................................        4,105,000         4,263,248
      8/01/34 ..................................................................................        6,920,000         7,196,523
   Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .......................................        5,000,000         5,299,050
   Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ................................       19,095,000         8,322,365
   Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ............................................        5,395,000         5,431,254
   Pittsburg PFA Water Revenue, MBIA Insured, Pre-Refunded, 5.50%, 6/01/27 .....................        2,980,000         3,105,756
   Pomona RDA Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .....        1,865,000         1,970,578


38 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ....................    $   2,650,000   $     2,656,122
   Port of Oakland Revenue,
      Series J, MBIA Insured, 5.50%, 11/01/26 ..................................................        7,000,000         7,342,510
      Series L, FGIC Insured, 5.375%, 11/01/27 .................................................        5,000,000         5,263,800
   Porterville COP, Infrastructure Financing Project, AMBAC Insured,
      5.00%, 7/01/30 ...........................................................................        7,420,000         7,708,786
      5.00%, 7/01/36 ...........................................................................        6,535,000         6,765,293
      Pre-Refunded, 5.00%, 7/01/28 .............................................................       10,430,000        10,963,494
   Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
      5.875%, 8/01/15 ..........................................................................        6,250,000         6,360,438
      6.00%, 8/01/20 ...........................................................................        5,400,000         5,497,524
      6.00%, 8/01/28 ...........................................................................       15,000,000        15,270,900
   Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 .................................................        5,020,000         5,209,656
   Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside, MBIA
    Insured, 5.25%, 9/01/21 ....................................................................        8,330,000         8,550,245
   Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, 5.625%,
    7/01/34 ....................................................................................       10,000,000        10,548,200
   Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
      8/15/16 ..................................................................................        8,605,000         5,503,844
      8/15/17 ..................................................................................       13,605,000         8,316,056
      8/15/18 ..................................................................................       13,605,000         7,944,232
   Redding California Electricity System Revenue COP, Series A, FGIC insured, 5.00%,
    6/01/35 ....................................................................................       12,725,000        13,129,909
   Redlands USD,
      COP, Series A, FSA Insured, 6.15%, 9/01/11 ...............................................          320,000           320,560
      COP, Series A, FSA Insured, 6.25%, 9/01/27 ...............................................        3,570,000         3,576,426
      GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ........................................        9,060,000         9,468,425
   Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
    5/01/34 ....................................................................................        5,060,000         5,222,578
   Rialto COP, FSA Insured, 5.75%, 2/01/22 .....................................................        2,715,000         2,814,450
   Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ..................................       13,985,000         7,737,761
   Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
      2/01/26 ..................................................................................        6,500,000         6,691,295
      2/01/31 ..................................................................................        7,000,000         7,144,760
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
      MBIA Insured, zero cpn., 6/01/23 .........................................................       14,160,000         6,202,505
      MBIA Insured, zero cpn., 6/01/24 .........................................................       13,005,000         5,400,196
      Series A, 6.50%, 6/01/12 .................................................................       20,125,000        22,263,482
   Riverside County COP,
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 ......        9,905,000        10,185,510
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 ......        6,345,000         6,504,894
      Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ....................        5,295,000         5,580,030
      Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ........................        6,000,000         6,325,800
   Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
    7.875%,
      9/01/06 ..................................................................................          205,000           208,540
      9/01/07 ..................................................................................          225,000           237,074
      9/01/08 ..................................................................................          240,000           261,864


                                                              Annual Report | 39

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
      Zone 3, 7.875%, (continued)
      9/01/09 ..................................................................................    $     260,000   $       292,206
      9/01/10 ..................................................................................          280,000           323,047
      9/01/11 ..................................................................................          305,000           360,626
      9/01/12 ..................................................................................          325,000           390,644
      9/01/13 ..................................................................................          350,000           430,367
      9/01/14 ..................................................................................          380,000           475,878
      9/01/15 ..................................................................................          410,000           519,109
      9/01/16 ..................................................................................          440,000           564,828
      9/01/17 ..................................................................................          475,000           609,382
   Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
      2005, Refunding, Series A, 5.625%, 10/01/33 ..............................................        2,075,000         2,132,146
      2005, Series A, Pre-Refunded, 5.625%, 10/01/33 ...........................................        5,915,000         6,094,579
    Series A, Pre-Refunded, 5.625%, 10/01/33 ...................................................        3,235,000         3,333,215
   Riverside County PFA, COP,
      5.75%, 5/15/19 ...........................................................................        3,500,000         3,648,820
      5.80%, 5/15/29 ...........................................................................       14,230,000        14,692,048
   Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
      5.00%, 10/01/28 ..........................................................................       14,035,000        14,476,962
      5.125%, 10/01/35 .........................................................................       17,035,000        17,683,522
   Riverside County SFMR,
      Capital Appreciation Mortgage, Series A, ETM, zero cpn., 9/01/14 .........................       20,220,000        14,222,546
      Capital Appreciation Mortgage, Series A, ETM, zero cpn., 11/01/20 ........................       25,055,000        12,427,531
      Capital Appreciation Mortgage, Series B, ETM, zero cpn., 6/01/23 .........................       26,160,000        11,401,574
      Series B, 7.60%, 11/01/19 ................................................................           10,000            10,316
   Rocklin USD, GO,
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 .........................        3,660,000         3,355,012
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .........................        4,100,000         3,616,364
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .........................        4,595,000         3,897,847
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .........................        5,145,000         4,186,589
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .........................        5,760,000         4,474,944
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .........................       33,960,000        21,613,502
      Election of 2002, FGIC Insured, zero cpn., 8/01/25 .......................................        8,160,000         3,306,677
      Election of 2002, FGIC Insured, zero cpn., 8/01/26 .......................................        8,695,000         3,342,619
      Election of 2002, FGIC Insured, zero cpn., 8/01/27 .......................................        9,080,000         3,309,478
      Election of 2002, FGIC Insured, zero cpn., 8/01/28 .......................................       16,615,000         5,750,618
   Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding,
      8.20%, 9/02/06 ...........................................................................          160,000           162,726
      8.25%, 9/02/07 ...........................................................................          125,000           130,846
      8.25%, 9/02/08 ...........................................................................          130,000           133,741
      8.25%, 9/02/09 ...........................................................................          110,000           112,925
   Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
      8/01/11 ..................................................................................        3,115,000         2,522,994
      8/01/17 ..................................................................................       30,770,000        17,150,583
   Roseville Electric System Revenue COP, FSA Insured, 5.00%,
      2/01/29 ..................................................................................       10,000,000        10,346,000
      2/01/34 ..................................................................................       17,000,000        17,531,590


40 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Roseville Joint UHSD, Capital Appreciation, Series A, zero cpn.,
      8/01/10 ..................................................................................    $   1,820,000   $     1,538,865
      8/01/11 ..................................................................................        1,965,000         1,595,698
      8/01/17 ..................................................................................       18,155,000        10,109,975
   Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
      8.20%, 9/02/10 ...........................................................................          760,000           784,837
      8.20%, 9/02/11 ...........................................................................        1,685,000         1,740,251
      8.25%, 9/02/12 ...........................................................................        2,180,000         2,251,809
      8.25%, 9/02/13 ...........................................................................        2,360,000         2,437,738
      8.25%, 9/02/14 ...........................................................................        2,545,000         2,629,061
   Sacramento City Financing Authority Revenue,
      Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ......................................        7,520,000         7,775,530
      Capital Improvement, Pre-Refunded, 5.625%, 6/01/30 .......................................        6,000,000         6,523,740
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ............................       26,250,000        27,938,662
      Series 1991, 6.70%, 11/01/11 .............................................................          920,000           921,969
   Sacramento City USD, GO,
      Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .................................        5,250,000         5,440,155
      Election of 2002, MBIA Insured, 5.00%, 7/01/27 ...........................................       11,810,000        12,351,488
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ............        6,875,000         7,049,075
   Sacramento County Sanitation District Financing Authority Revenue,
      AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ............................................        5,000,000         5,470,250
      Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ..........       40,000,000        41,447,600
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ......................................        8,000,000         8,344,640
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ......................................       10,000,000        10,399,800
   Sacramento MUD Electric Revenue,
      Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ........................................        9,095,000         9,444,612
      Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ...................................        4,500,000         4,645,395
      Series N, MBIA Insured, 5.00%, 8/15/28 ...................................................       63,500,000        65,451,355
   Sacramento MUD, Electric Revenue,
      Series J, AMBAC Insured, Pre-Refunded, 5.60%, 8/15/24 ....................................       10,215,000        10,499,794
      sub. lien, Refunding, 8.00%, 11/15/10 ....................................................       16,110,000        16,152,369
   Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ................................        6,000,000         6,173,040
   Saddleback Valley USD, GO, FSA Insured, 5.00%,
      8/01/27 ..................................................................................        4,680,000         4,876,934
      8/01/29 ..................................................................................        4,335,000         4,508,227
   Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
    FSA Insured, 5.25%, 9/01/28 ................................................................        6,800,000         7,057,720
   San Bernardino County COP, Medical Center Financing Project,
      Refunding, 5.00%, 8/01/26 ................................................................       13,045,000        13,055,697
      Series A, MBIA Insured, 5.50%, 8/01/22 ...................................................       40,830,000        41,529,418
   San Bernardino County Housing Authority MFMR,
      Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...................................        6,920,000         7,638,088
      Series A, GNMA Secured, 6.70%, 3/20/43 ...................................................        3,345,000         3,739,108
   San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
    Refunding, MBIA Insured, 5.70%, 1/01/23 ....................................................        6,315,000         6,533,436
   San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ..........................................       24,000,000        24,719,040


                                                              Annual Report | 41

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Diego County Water Authority Water Revenue COP, Series A,
      FSA Insured, 5.00%, 5/01/34 ..............................................................    $ 106,705,000   $   110,318,031
      MBIA Insured, 5.00%, 5/01/25 .............................................................       12,440,000        12,927,275
   San Diego Public Facilities Financing Authority Sewer Revenue,
      Series A, FGIC Insured, 5.25%, 5/15/27 ...................................................       21,750,000        22,297,665
      Series B, FGIC Insured, 5.25%, 5/15/22 ...................................................        5,200,000         5,346,432
   San Diego Public Facilities Financing Authority Water Revenue,
      MBIA Insured, 5.00%, 8/01/26 .............................................................       12,210,000        12,630,146
      Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ....................................       20,000,000        20,579,200
   San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
    11/01/15 ...................................................................................        5,000,000         5,168,100
   San Diego USD, GO,
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ....................       12,160,000         6,026,496
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ....................        8,440,000         3,975,578
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ....................       11,120,000         4,975,533
      Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .................................        6,975,000         7,338,537
      Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .................................       16,000,000        16,974,560
      Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..................................       10,000,000        10,641,900
      Series C, FSA Insured, 5.00%, 7/01/26 ....................................................        6,490,000         6,966,236
   San Francisco BART District Sales Tax Revenue,
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ...............................................       11,790,000        12,592,074
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/30 ........................................       20,000,000        20,855,400
   San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
    MBIA Insured, 5.00%, 5/01/27 ...............................................................        5,050,000         5,253,414
   San Francisco City and County Airports Commission International Airport Revenue,
      Issue 12A, Second Series, Pre-Refunded, 5.90%, 5/01/26 ...................................       45,000,000        45,525,600
      Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ...................................       24,635,000        25,377,253
      Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ..............................       26,290,000        27,139,693
      Second Series, Issue 23B, FGIC Insured, 5.125%, 5/01/30 ..................................       10,000,000        10,372,200
   San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
    5.00%, 9/01/31 .............................................................................        5,805,000         5,993,604
   San Francisco City and County RDA,
      Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ...........................................          315,000           317,608
      Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/06 ........       11,320,000        11,225,365
      Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/07 ........        4,570,000         4,369,194
      Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ........        7,785,000         7,138,534
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.60% thereafter, 1/15/16 ...............................................................       19,500,000        18,607,875
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
       1/15/17 .................................................................................       17,000,000        16,198,110
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
       1/15/19 .................................................................................       57,000,000        54,054,240
      Refunding, Series A, 5.50%, 1/15/28 ......................................................      247,300,000       244,584,646
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................................       85,500,000        88,197,525
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................................       21,200,000        21,835,576
      senior lien, 5.00%, 1/01/33 ..............................................................       82,040,000        78,086,492
      senior lien, ETM, zero cpn., 1/01/25 .....................................................        5,700,000         2,369,319


42 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
      senior lien, ETM, zero cpn., 1/01/28 .....................................................    $  33,545,000   $    11,785,700
      senior lien, ETM, zero cpn., 1/01/29 .....................................................       37,050,000        12,350,617
      senior lien, Pre-Refunded, 7.50%, 1/01/09 ................................................       21,585,000        23,445,627
      senior lien, Pre-Refunded, 7.55%, 1/01/10 ................................................       10,745,000        11,680,137
      senior lien, Pre-Refunded, 7.60%, 1/01/11 ................................................       20,935,000        22,774,558
      senior lien, Pre-Refunded, 7.65%, 1/01/12 ................................................       25,215,000        27,451,823
      senior lien, Pre-Refunded, 7.65%, 1/01/13 ................................................       27,350,000        29,776,218
      senior lien, Pre-Refunded, 7.70%, 1/01/14 ................................................        7,470,000         8,138,864
      senior lien, Pre-Refunded, 7.70%, 1/01/15 ................................................       60,155,000        65,541,279
      senior lien, Refunding, Series A, zero cpn., 1/15/18 .....................................       60,000,000        56,898,600
      senior lien, Refunding, Series A, zero cpn., 1/15/20 .....................................       80,000,000        75,605,600
      senior lien, Refunding, Series A, zero cpn., 1/15/22 .....................................       90,000,000        84,838,500
      senior lien, Refunding, Series A, zero cpn., 1/15/23 .....................................       80,000,000        75,119,200
      senior lien, Refunding, Series A, zero cpn., 1/15/24 .....................................       80,000,000        74,812,800
   San Jose Airport Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ........................................       11,000,000        11,219,780
      Series D, MBIA Insured, 5.00%, 3/01/28 ...................................................       10,000,000        10,362,800
   San Jose Financing Authority Lease Revenue,
      Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ............................       46,400,000        47,682,960
      Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ........................................       14,045,000        14,479,974
      Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ........................................       14,730,000        15,164,830
   San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
    AMBAC Insured, 5.00%, 9/01/24 ..............................................................        5,000,000         5,159,700
   San Jose GO, Libraries Parks and Public Safety Projects,
      5.00%, 9/01/28 ...........................................................................       11,600,000        12,017,136
      MBIA Insured, 5.00%, 9/01/34 .............................................................       15,820,000        16,393,475
   San Jose RDA Tax Allocation,
      Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ....................        7,325,000         7,671,399
      Merged Area Redevelopment Project, 5.25%, 8/01/29 ........................................        9,860,000        10,100,190
      Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .........................        2,000,000         2,043,420
      Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ..........................       35,235,000        35,291,024
      Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 .........................       24,135,000        25,203,698
   San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 .................        7,110,000         7,241,322
   San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
      8/01/24 ..................................................................................        9,200,000         9,562,940
      8/01/27 ..................................................................................        9,150,000         9,480,223
   San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
      1/01/27 ..................................................................................        7,105,000         2,662,101
      1/01/29 ..................................................................................        7,105,000         2,400,211
   San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ......................        4,000,000         4,109,080
   San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
      8/01/26 ..................................................................................       15,825,000         5,659,495
      8/01/27 ..................................................................................       18,605,000         6,781,150
      8/01/28 ..................................................................................       19,470,000         6,738,762
   San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ..............................................       15,000,000        17,515,200


                                                              Annual Report | 43

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Marcos Public Facilities Authority Revenue,
      Refunding, 5.80%, 9/01/18 ................................................................    $   4,745,000   $     4,972,475
      Senior Tax Increment Project Area 3, Series A, MBIA Insured,
       Pre-Refunded, 5.75%, 10/01/29 ...........................................................        5,340,000         5,900,593
      Senior Tax Increment Project Area 3, Series A, MBIA Insured,
       Pre-Refunded, 5.80%, 10/01/30 ...........................................................        8,035,000         8,793,183
   San Marcos USD, School Facilities ID No. 1, AMBAC Insured,
    Pre-Refunded, 5.80%, 11/01/14 ..............................................................        5,000,000         5,166,850
   San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
    Series A, FSA Insured, 5.00%, 7/15/29 ......................................................       13,000,000        13,339,560
   San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 6/01/32 .............................................................................       15,000,000        15,602,550
   San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
    5.00%, 8/01/39 .............................................................................        6,555,000         6,747,914
   San Mateo RDA Tax Allocation,
      5.60%, 8/01/25 ...........................................................................       10,185,000        10,684,778
      Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 ......................................        6,330,000         6,628,966
   San Mateo UHSD, GO,
      Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn., 9/01/22 .......        5,000,000         2,355,900
      Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 ...................       13,865,000        14,761,234
   San Pablo RDA Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ............        1,655,000         1,673,983
   San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ..........................       18,360,000        19,109,455
   San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 . ...............        5,655,000         5,829,457
   San Ramon Valley USD, GO, Election of 2002, FSA Insured,
      5.00%, 8/01/26 ...........................................................................       12,800,000        13,356,800
      5.40%, 3/01/28 ...........................................................................       27,410,000        29,642,544
      5.00%, 8/01/29 ...........................................................................       16,505,000        17,164,540
   Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 .........        4,990,000         4,827,426
   Santa Clara Housing Authority MFHR,
      Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ..............        6,430,000         6,498,994
      Elena Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .................        5,595,000         5,634,892
      Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ................        3,840,000         3,879,053
   Santa Clara USD, COP, 5.375%, 7/01/31 .......................................................        7,575,000         7,956,704
   Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 .................        5,625,000         5,871,713
   Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .......................       11,535,000        12,040,925
   Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
    6.00%, 9/01/30 .............................................................................        9,000,000         9,426,060
   Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ........................          480,000           481,075
   Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%, 8/01/27 ......       21,000,000        22,732,080
   Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
    AMBAC Insured, 6.00%, 7/01/29 ..............................................................       13,110,000        14,071,487
   Saugus USD, GO, Series B, FSA Insured, 5.00%, 8/01/29 .......................................        5,000,000         5,219,300
   Shafter Joint Powers Financing Authority Lease Revenue,
    Community Correctional Facility Project, Series A,
      5.95%, 1/01/11 ...........................................................................        1,880,000         1,931,794
      6.05%, 1/01/17 ...........................................................................        5,135,000         5,280,166
   Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ..................        6,000,000         6,261,000


44 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
      5.30%, 9/01/29 ...........................................................................    $   1,615,000   $     1,642,294
      5.40%, 9/01/34 ...........................................................................        2,000,000         2,044,200
   Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ........................................       24,665,000        25,345,014
   South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 ............................................................................        6,475,000         6,653,969
   Southern California Public Power Authority Power Project Revenue,
      6.75%, 7/01/13 ...........................................................................       10,000,000        11,658,200
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .........................................       12,000,000         9,791,640
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .........................................       16,890,000        13,111,876
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .........................................       16,000,000        11,859,360
   Southern California Public Power Authority Project Revenue, Magnolia Power Project,
    Series A, AMBAC Insured, 5.00%, 7/01/36 ....................................................       15,800,000        16,285,376
   Southern California Public Power Authority Transmission Project Revenue,
    Southern Transmission Project, 6.125%, 7/01/18 .............................................        1,135,000         1,136,748
   Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
      5.875%, 8/01/23 ..........................................................................        2,295,000         2,477,361
      6.00%, 8/01/31 ...........................................................................        6,585,000         7,133,794
   Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ................      103,885,000        62,939,766
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
    FSA Insured, 5.95%, 7/01/17 ................................................................        5,095,000         5,340,426
   Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
    MBIA Insured, 5.20%, 9/01/29 ...............................................................       19,160,000        19,976,024
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ...................        9,110,000         9,503,643
   Stockton USD, GO,
      Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ..............................        5,030,000         5,221,844
      MBIA Insured, 5.00%, 1/01/28 .............................................................        5,335,000         5,535,329
   Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
    Series A, zero cpn., 10/01/28 ..............................................................       17,855,000         5,682,175
   Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 ...........................................        7,840,000         8,117,066
   Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ............................        7,990,000         8,239,208
   Thousand Oaks RDA, MFR, The Shadows Apartments, Refunding, Series A,
    FNMA Insured, 5.75%, 11/01/27 ..............................................................        7,245,000         7,439,528
   Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 .......           16,000            53,918
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 .................................       17,390,000        18,466,615
   Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
    Asset Backed Bonds,
      Senior, Series A, 5.50%, 6/01/36 .........................................................       80,500,000        82,262,145
      Senior, Series A, 5.625%, 6/01/43 ........................................................      123,165,000       126,143,130
      Subordinate, Series B, 6.00%, 6/01/43 ....................................................       48,435,000        50,115,210
   Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
      5.25%, 6/01/31 ...........................................................................        6,800,000         7,300,140
      5.375%, 6/01/41 ..........................................................................       30,250,000        32,650,942
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .......        4,385,000         4,551,367
   Trabuco Canyon PFA, Special Tax Revenue, Refunding,
      Series A, FSA Insured, 6.00%, 10/01/10 ...................................................       13,775,000        14,642,274
      Series A, FSA Insured, 6.10%, 10/01/15 ...................................................       13,220,000        14,912,953


                                                              Annual Report | 45

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Trabuco Canyon PFA, Special Tax Revenue, Refunding, (continued)
      Series C, FSA Insured, 6.00%, 7/01/12 ....................................................    $   3,040,000   $     3,264,504
      Series C, FSA Insured, 6.10%, 7/01/19 ....................................................        5,215,000         6,120,428
   Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
    5.125%, 10/01/27 ...........................................................................        5,000,000         5,214,100
   Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ......        5,000,000         5,136,150
   Tulare Local Health Care District Health Facilities Revenue, California Mortgage Insured,
    5.20%, 12/01/21 ............................................................................        4,455,000         4,576,889
   Tustin CFD Special Tax, No. 04-01, John Lang Homes,
      5.375%, 9/01/29 ..........................................................................        1,000,000         1,000,950
      5.50%, 9/01/34 ...........................................................................        1,500,000         1,507,935
   Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ........................        8,645,000         9,378,615
   Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
    AMBAC Insured, 5.75%, 10/01/33 .............................................................        4,985,000         5,391,078
   University of California Hospital Revenue, UCLA Medical Center, Series A,
    AMBAC Insured, 5.00%, 5/15/34 ..............................................................       10,000,000        10,350,200
   University of California Revenues,
      Ltd. Project, Series B, FSA Insured, 5.00%, 5/15/33 ......................................       15,000,000        15,545,550
      Multi Purpose Projects, Series F, FGIC Insured, Pre-Refunded, 5.00%, 9/01/22 .............       20,575,000        20,912,430
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/23 ...........................        9,200,000         9,622,372
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 ...........................       13,430,000        13,958,336
      Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 .............................        5,000,000         5,170,500
      Series O, FGIC Insured, 5.25%, 9/01/34 ...................................................       61,235,000        64,177,954
   Upland COP,
      Refunding, 5.50%, 1/01/07 ................................................................          435,000           440,564
      San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ................................       11,210,000        11,801,440
   Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ................................................        4,835,000         4,561,823
   Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A,
    5.80%, 9/01/31 .............................................................................        4,820,000         4,863,717
   Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ................        2,255,000         2,261,224
   Vista Community Development Commission Tax Allocation Revenue,
    Vista Redevelopment Project Area, 5.875%, 9/01/37 ..........................................        5,000,000         5,265,850
   Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .......................................        6,000,000         6,241,980
   Washington Township Hospital District Revenue,
      AMBAC Insured, 5.25%, 7/01/23 ............................................................        5,000,000         5,005,650
      Health Care District Revenue, 5.25%, 7/01/29 .............................................        6,500,000         6,618,495
   West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
    AMBAC Insured, 5.50%, 8/01/22 ..............................................................        4,000,000         4,135,200
   West Contra Costa USD, GO, Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 .........       11,605,000        12,068,736
   West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 .................................        6,250,000         6,457,938
   Westlands Water District Revenue COP, MBIA Insured, 5.00%,
      9/01/26 ..................................................................................       13,150,000        13,584,739
      9/01/34 ..................................................................................       13,500,000        13,903,380
   Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
      5.60%, 6/01/22 ...........................................................................       14,285,000        14,838,687
      5.75%, 6/01/31 ...........................................................................       28,000,000        29,275,120
   William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ............................        8,685,000         9,044,385


46 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
      9/01/29 ..................................................................................    $  10,100,000   $    10,471,276
      9/01/34 ..................................................................................       12,765,000        13,234,241
                                                                                                                    ---------------
                                                                                                                     11,857,160,378
                                                                                                                    ---------------
   U. S. TERRITORIES 7.4%
   PUERTO RICO 7.3%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
      5.50%, 5/15/39 ...........................................................................        7,210,000         7,412,673
      5.625%, 5/15/43 ..........................................................................       25,500,000        26,274,690
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.125%, 7/01/31 ..........................................................................       95,185,000        97,037,300
      Pre-Refunded, 5.00%, 7/01/27 .............................................................       26,750,000        28,516,570
      Pre-Refunded, 5.125%, 7/01/31 ............................................................       47,740,000        51,020,693
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series Y, 5.00%, 7/01/36 ...................................................................       63,000,000        63,447,300
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/38 ...................................................      116,975,000       119,685,311
      Series B, Pre-Refunded, 6.00%, 7/01/31 ...................................................       13,000,000        14,241,370
      Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................................       13,200,000        14,514,984
      Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................       45,000,000        48,901,050
      Series D, Pre-Refunded, 5.75%, 7/01/41 ...................................................       20,000,000        22,146,800
      Series K, 5.00%, 7/01/40 .................................................................       30,000,000        30,196,200
      Series K, 5.00%, 7/01/45 .................................................................       30,000,000        30,196,200
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
    Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ......................................       10,000,000        10,332,500
   Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ............................................................       15,000,000        15,734,550
      FGIC Insured, 5.00%, 7/01/24 .............................................................        6,505,000         6,878,517
   Puerto Rico Electric Power Authority Power Revenue,
      Series DD, MBIA Insured, 5.00%, 7/01/28 ..................................................       23,250,000        23,864,032
      Series II, 5.25%, 7/01/31 ................................................................       48,000,000        49,929,120
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control
    Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ........        6,800,000         7,454,976
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 .....................................................       26,510,000        27,757,561
      Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................       73,490,000        79,436,811
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 ...........................................................................       35,760,000        37,534,053
      Pre-Refunded, 5.50%, 8/01/29 .............................................................      104,235,000       113,349,308
      Pre-Refunded, 5.75%, 8/01/30 .............................................................       50,000,000        50,881,000
                                                                                                                    ---------------
                                                                                                                        976,743,569
                                                                                                                    ---------------


                                                              Annual Report | 47

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U. S. TERRITORIES (CONTINUED)
   VIRGIN ISLANDS 0.1%
   Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ....................................    $   7,000,000   $     7,255,850
      Refunding, Series A, 5.50%, 10/01/14 .....................................................        3,865,000         4,020,180
                                                                                                                    ---------------
                                                                                                                         11,276,030
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES ......................................................................                        988,019,599
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $12,168,457,677) ..........................................                     12,845,179,977
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 2.9%
   BONDS 2.9%
   CALIFORNIA 2.9%
 b California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and
    Put, 3.15%, 11/01/26 .......................................................................        7,200,000         7,200,000
 b California State Department of Water Resources Power Supply Revenue,
      Refunding, Sub Series F-1, Daily VRDN and Put, 3.10%, 5/01/19 ............................        1,800,000         1,800,000
      Series B-2, Daily VRDN and Put, 3.07%, 5/01/22 ...........................................       22,400,000        22,400,000
      Series B-3, Daily VRDN and Put, 3.07%, 5/01/22 ...........................................       20,840,000        20,840,000
      Series B-5, Daily VRDN and Put, 3.16%, 5/01/22 ...........................................        2,600,000         2,600,000
      Series B-6, Daily VRDN and Put, 3.10%, 5/01/22 ...........................................          300,000           300,000
      Series C-7, FSA Insured, Weekly VRDN and Put, 3.17%, 5/01/22 .............................       20,540,000        20,540,000
      Series C-9, Weekly VRDN and Put, 3.10%, 5/01/22 ..........................................       15,860,000        15,860,000
 b California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.07%, 7/01/23 .......       37,455,000        37,455,000
 b California State Economic Recovery Revenue,
      Series C-2, Weekly VRDN and Put, 3.16%, 7/01/23 ..........................................        9,210,000         9,210,000
      Series C-3, Daily VRDN and Put, 3.16%, 7/01/23 ...........................................       22,760,000        22,760,000
      Series C-5, Daily VRDN and Put, 3.06%, 7/01/23 ...........................................        4,135,000         4,135,000
      Series C-6, Daily VRDN and Put, 3.07%, 7/01/23 ...........................................        1,400,000         1,400,000
      Series C-7, Daily VRDN and Put, 3.07%, 7/01/23 ...........................................        3,300,000         3,300,000
      Series C-8, Daily VRDN and Put, 3.07%, 7/01/23 ...........................................        8,400,000         8,400,000
      Series C-9, Daily VRDN and Put, 3.07%, 7/01/23 ...........................................       38,775,000        38,775,000
 b California State GO,
      Daily Kindergarten University, Refunding, Series A-3, Daily VRDN and Put,
       3.04%, 5/01/34 ..........................................................................       17,125,000        17,125,000
      Daily Kindergarten University, Refunding, Series B-2, Daily VRDN and Put,
       3.07%, 5/01/34 ..........................................................................        1,200,000         1,200,000
      Daily Kindergarten University, Series A4, Daily VRDN and Put, 3.06%, 5/01/34 .............        2,690,000         2,690,000
      Kindergarten University, Series A-5, Daily VRDN and Put, 3.07%, 5/01/34 ..................        4,995,000         4,995,000
      Series A-2, Daily VRDN and Put, 3.07%, 5/01/33 ...........................................        5,900,000         5,900,000
      Series A-3, Daily VRDN and Put, 3.16%, 5/01/33 ...........................................       32,100,000        32,100,000
 b California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
    AMBAC Insured, Daily VRDN and Put, 3.08%, 8/15/27 ..........................................        3,600,000         3,600,000
 b Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.13%, 10/15/29 .........................       10,700,000        10,700,000
 b Infrastructure and Economic Development Bank Insured Revenue, Rand Corp., Series B,
    AMBAC Insured, Daily VRDN and Put, 3.09%, 4/01/42 ..........................................       11,600,000        11,600,000
 b Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 3.16%, 9/02/25 ........          300,000           300,000
 b Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put,
    3.16%, 8/01/16 .............................................................................        6,200,000         6,200,000
 b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Daily VRDN and Put, 3.10%, 7/01/35 .........................................................        3,100,000         3,100,000


48 | Annual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
 b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
   3.17%, 7/01/34 ..............................................................................    $   5,550,000   $     5,550,000
 b Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 3.10%, 7/01/35 .................................        2,100,000         2,100,000
     Refunding, Series B-3, Daily VRDN and Put, 3.16%, 7/01/35 .................................       19,300,000        19,300,000
     Series B, Weekly VRDN and Put, 3.10%, 7/01/27 .............................................        2,000,000         2,000,000
     Series C-1, Daily VRDN and Put, 2.95%, 7/01/36 ............................................       10,100,000        10,100,000
     Series C-2, Daily VRDN and Put, 3.07%, 7/01/36 ............................................       11,000,000        11,000,000
 b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
     Series A, Weekly VRDN and Put, 3.10%, 10/01/26 ............................................          800,000           800,000
     Series B, Weekly VRDN and Put, 3.10%, 10/01/26 ............................................        2,000,000         2,000,000
     Series C, Daily VRDN and Put, 3.10%, 10/01/26 .............................................        2,600,000         2,600,000
 b Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
   Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.14%, 6/15/28 ......................        2,800,000         2,800,000
 b Orange County Sanitation District COP, Daily VRDN and Put, 3.13%, 2/01/36 ...................        4,000,000         4,000,000
 b Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 3.10%, 8/01/29 ..............................................          600,000           600,000
     Series B, Daily VRDN and Put, 3.10%, 8/01/30 ..............................................          100,000           100,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $379,435,000) ............................................                        379,435,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $12,547,892,677) 99.0% ..............................................                     13,224,614,977
                                                                                                                    ---------------
   OTHER ASSETS, LESS LIABILITIES 1.0% .........................................................                        138,004,593
                                                                                                                    ---------------
   NET ASSETS 100.0% ...........................................................................                    $13,362,619,570
                                                                                                                    ===============

See Selected Portfolio Abbreviations on next page.

a See Note 7 regarding defaulted securities.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                         Annual Report | See notes to financial statements. | 49

Franklin California Tax-Free Income Fund

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915                            IDR    -  Industrial Development Revenue
ABAG      -  The Association of Bay Area Governments                 LLC    -  Limited Liability Corp.
ACA       -  American Capital Access Holdings Inc.                   MBIA   -  Municipal Bond Investors Assurance Corp.
AD        -  Assessment District                                     MBS    -  Mortgage-Backed Securities
AMBAC     -  American Municipal Bond Assurance Corp.                 MFHR   -  Multi-Family Housing Revenue
BART      -  Bay Area Rapid Transit                                  MFMR   -  Multi-Family Mortgage Revenue
CDA       -  Community Development Authority/Agency                  MFR    -  Multi-Family Revenue
CFD       -  Community Facilities District                           MTA    -  Metropolitan Transit Authority
CHFCLP    -  California Health Facilities Construction Loan Program  MUD    -  Municipal Utility District
COP       -  Certificate of Participation                            PBA    -  Public Building Authority
CRDA      -  Community Redevelopment Authority/Agency                PCFA   -  Pollution Control Financing Authority
CSAC      -  County Supervisors Association of California            PCR    -  Pollution Control Revenue
ETM       -  Escrow to Maturity                                      PFA    -  Public Financing Authority
FGIC      -  Financial Guaranty Insurance Co.                        PFAR   -  Public Financing Authority Revenue
FHA       -  Federal Housing Authority/Agency                        RDA    -  Redevelopment Agency/Authority
FNMA      -  Federal National Mortgage Association                   RDAR   -  Redevelopment Agency Revenue
FSA       -  Financial Security Assurance Inc.                       RMR    -  Residential Mortgage Revenue
GNMA      -  Government National Mortgage Association                SFHMR  -  Single Family Home Mortgage Revenue
GO        -  General Obligation                                      SFM    -  Single Family Mortgage
HFA       -  Housing Finance Authority/Agency                        SFMR   -  Single Family Mortgage Revenue
HFAR      -  Housing Finance Authority/Agency Revenue                UHSD   -  Unified/Union High School District
HMR       -  Home Mortgage Revenue                                   USD    -  Unified/Union School District
ID        -  Improvement District                                    XLCA   -  XL Capital Assurance


50 | See notes to financial statements. | Annual Report

Franklin California Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

Assets:

   Investments in securities:
      Cost .................................................   $ 12,547,892,677
                                                               ================
      Value ................................................   $ 13,224,614,977
   Cash ....................................................             84,954
   Receivables:
      Capital shares sold ..................................         12,518,947
      Interest .............................................        150,710,339
                                                               ----------------
         Total assets ......................................     13,387,929,217
                                                               ----------------
Liabilities:
   Payables:
      Capital shares redeemed ..............................         16,736,962
      Affiliates ...........................................          8,141,812
   Accrued expenses and other liabilities ..................            430,873
                                                               ----------------
         Total liabilities .................................         25,309,647
                                                               ----------------
            Net assets, at value ...........................   $ 13,362,619,570
                                                               ----------------
Net assets consist of:
   Paid-in capital .........................................   $ 12,646,329,413
   Undistributed net investment income .....................         36,982,268
   Net unrealized appreciation (depreciation) ..............        676,722,300
   Accumulated net realized gain (loss) ....................          2,585,589
                                                               ----------------
            Net assets, at value ...........................   $ 13,362,619,570
                                                               ================


                         Annual Report | See notes to financial statements. | 51

Franklin California Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2006

CLASS A:
   Net assets, at value ....................................   $ 12,418,764,317
                                                               ================
   Shares outstanding ......................................      1,710,020,306
                                                               ================
   Net asset value per share a .............................   $           7.26
                                                               ================
   Maximum offering price per share
   (net asset value per share / 95.75%) ....................   $           7.58
                                                               ================
CLASS B:
   Net assets, at value ....................................    $   331,385,116
                                                               ================
   Shares outstanding ......................................         45,674,013
                                                               ================
   Net asset value and maximum offering price per share a ..   $           7.26
                                                               ================
CLASS C:
   Net assets, at value ....................................   $    546,815,459
                                                               ================
   Shares outstanding ......................................         75,395,747
                                                               ================
   Net asset value and maximum offering price per share a ..   $           7.25
                                                               ================
ADVISOR CLASS:
   Net assets, at value ....................................   $     65,654,678
                                                               ================
   Shares outstanding ......................................          9,049,803
                                                               ================
   Net asset value and maximum offering price per share a ..   $           7.25
                                                               ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


52 | See notes to financial statements. | Annual Report

Franklin California Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended March 31, 2006

Investment income:
   Interest ................................................   $    686,290,828
                                                               ----------------
Expenses:
   Management fees (Note 3a) ...............................         60,047,061
   Distribution fees (Note 3c)
      Class A ..............................................         10,587,702
      Class B ..............................................          2,247,732
      Class C ..............................................          3,397,097
   Transfer agent fees (Note 3e) ...........................          4,010,617
   Custodian fees ..........................................            199,985
   Reports to shareholders .................................            278,578
   Registration and filing fees ............................            113,858
   Professional fees .......................................            101,405
   Directors' fees and expenses ............................            169,640
   Other ...................................................            468,330
                                                               ----------------
         Total expenses ....................................         81,622,005
                                                               ----------------
            Net investment income ..........................        604,668,823
                                                               ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ...............         15,148,712
   Net change in unrealized appreciation
   (depreciation) on investments ...........................        (15,783,506)
                                                               ----------------
Net realized and unrealized gain (loss) ....................           (634,794)
                                                               ----------------
Net increase (decrease) in net assets resulting from
   operations ..............................................   $    604,034,029
                                                               ================


                         Annual Report | See notes to financial statements. | 53

Franklin California Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            -----------------------------------
                                                                                                    YEAR ENDED MARCH 31,
                                                                                            -----------------------------------
                                                                                                  2006               2005
                                                                                            ===================================
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................   $    604,668,823   $    619,860,139
      Net realized gain (loss) from investments .........................................         15,148,712         13,464,279
      Net change in unrealized appreciation (depreciation) on investments ...............        (15,783,506)      (118,608,545)
                                                                                            -----------------------------------
            Net increase (decrease) in net assets resulting from operations .............        604,034,029        514,715,873
                                                                                            -----------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ........................................................................       (563,049,243)      (574,193,662)
         Class B ........................................................................        (13,828,062)       (15,193,859)
         Class C ........................................................................        (20,634,095)       (20,376,179)
         Advisor Class ..................................................................         (2,322,878)        (1,469,553)
      Net realized gains:
         Class A ........................................................................        (18,204,587)        (9,132,884)
         Class B ........................................................................           (505,428)          (271,805)
         Class C ........................................................................           (768,376)          (364,970)
         Advisor Class ..................................................................            (76,601)           (30,663)
                                                                                            -----------------------------------
   Total distributions to shareholders ..................................................       (619,389,270)      (621,033,575)
                                                                                            -----------------------------------

   Capital share transactions: (Note 2)
         Class A ........................................................................        162,213,798       (415,250,515)
         Class B ........................................................................        (27,329,123)       (32,523,206)
         Class C ........................................................................         53,522,920        (24,790,905)
         Advisor Class ..................................................................         23,438,981         27,782,649
                                                                                            -----------------------------------
   Total capital share transactions .....................................................        211,846,576       (444,781,977)
                                                                                            -----------------------------------

   Redemption fees ......................................................................             26,869             16,910
                                                                                            -----------------------------------

            Net decrease in net assets ..................................................        196,518,204       (551,082,769)
Net assets:
   Beginning of year ....................................................................     13,166,101,366     13,717,184,135
                                                                                            -----------------------------------
   End of year ..........................................................................   $ 13,362,619,570   $ 13,166,101,366
                                                                                            ===================================
Undistributed net investment income included in net assets:
   End of year ..........................................................................   $     36,982,268   $     35,031,833
                                                                                            ===================================


54 | See notes to financial statements. | Annual Report

Franklin California Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


                                                              Annual Report | 55

Franklin California Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amoritization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These adjustments have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


56 | Annual Report

Franklin California Tax-Free Income Fund

2. CAPITAL STOCK

At March 31, 2006, there were five billion shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   ----------------------------------------------------------------------
                                                            YEAR ENDED MARCH 31,
                                                 2006                                 2005
                                   ----------------------------------------------------------------------
                                       SHARES           AMOUNT             SHARES              AMOUNT
                                   ----------------------------------------------------------------------
CLASS A SHARES:
   Shares sold .................     136,792,757    $ 1,001,465,282        106,655,270    $   766,441,656
   Shares issued in reinvestment
    of distributions ...........      43,917,953        320,839,506         43,771,123        314,262,732
   Shares redeemed .............    (158,604,658)    (1,160,090,990)      (209,026,835)    (1,495,954,903)
                                   ----------------------------------------------------------------------
   Net increase (decrease) .....      22,106,052    $   162,213,798        (58,600,442)   $  (415,250,515)
                                   ======================================================================
CLASS B SHARES:
   Shares sold .................         437,754    $     3,196,495          2,207,301    $    15,831,757
   Shares issued in reinvestment
    of distributions ...........       1,327,785          9,696,699          1,437,360         10,311,090
   Shares redeemed .............      (5,502,258)       (40,222,317)        (8,209,774)       (58,666,053)
                                   ----------------------------------------------------------------------
   Net increase (decrease) .....      (3,736,719)   $   (27,329,123)        (4,565,113)   $   (32,523,206)
                                   ======================================================================
CLASS C SHARES:
   Shares sold .................      15,827,740    $   115,728,677         10,795,707    $    77,710,549
   Shares issued in reinvestment
    of distributions ...........       1,884,961         13,755,370          1,850,161         13,266,511
   Shares redeemed .............     (10,393,075)       (75,961,127)       (16,181,993)      (115,767,965)
                                   ----------------------------------------------------------------------
   Net increase (decrease) .....       7,319,626    $    53,522,920         (3,536,125)   $   (24,790,905)
                                   ======================================================================
ADVISOR CLASS SHARES:
   Shares sold .................       3,621,631    $    26,436,445          4,603,907    $    32,788,641
   Shares issued in reinvestment
    of distributions ...........         100,401            731,438             62,106            445,412
   Shares redeemed .............        (508,782)        (3,728,902)          (757,009)        (5,451,404)
                                   ----------------------------------------------------------------------
   Net increase (decrease) .....       3,213,250    $    23,438,981          3,909,004    $    27,782,649
                                   ======================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------
SUBSIDIARY                                            AFFILIATION
----------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                    Investment manager
Franklin Templeton Services, LLC (FT Services)        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter Franklin Templeton Investor Services, LLC (Investor
   Services)                                          Transfer agent


                                                              Annual Report | 57

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month end net assets of the Fund as follows:

-------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
-------------------------------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $10 billion
       0.440%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.10% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ................................................   0.65%
Class C ................................................   0.65%


58 | Annual Report

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received a .................................   $ 2,509,703
Contingent deferred sales charges retained ...................   $   580,478

a Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $4,010,617, of which $2,711,712 was retained by Investor Services.

4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

The tax character of distributions paid during the years ended March 31, 2006 and 2005, was as follows:

                                                -------------------------------
                                                    2006               2005
                                                -------------------------------
Distributions paid from:
   Tax-exempt income .........................  $ 599,834,278     $ 611,233,253
   Long term capital gain ....................     19,554,992         9,800,322
                                                -------------------------------
                                                $ 619,389,270     $ 621,033,575
                                                ===============================

At March 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .........................................  $ 12,536,378,169
                                                               ================

Unrealized appreciation .....................................  $    736,930,608
Unrealized depreciation .....................................       (48,693,800)
                                                               ----------------
Net unrealized appreciation (depreciation) ..................  $    688,236,808
                                                               ================

Undistributed tax exempt income .............................  $     25,216,365
Undistributed long term capital gains .......................         2,840,856
                                                               ----------------
Distributable earnings ......................................  $     28,057,221
                                                               ================


                                                              Annual Report | 59

Franklin California Tax-Free Income Fund

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2006, aggregated $1,142,260,855 and $1,152,920,392, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California.

7. DEFAULTED SECURITIES

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March 31, 2006, the value of these securities was $27,579,692, representing 0.21% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The Fund did not participate in the CAGO Settlement.


60 | Annual Report

Franklin California Tax-Free Income Fund

8. REGULATORY MATTERS (CONTINUED)

The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 61

Franklin California Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin California Tax-Free Income Fund, Inc. (the "Fund") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 9, 2006


62 | Annual Report

Franklin California Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $18,032,821 as a long term capital gain dividend for the fiscal year ended March 31, 2006.

Under Section 852(b)(5)(A) of the Code, the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2006. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2007, shareholders will be notified of amounts for use in preparing their 2006 income tax returns.


                                                              Annual Report | 63

Franklin California Tax-Free Income Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)      Director          Since 1977        140                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)   Director          Since 1981        141                      None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)      Director          Since 1998        136                      Director, Amerada Hess Corporation
One Franklin Parkway                                                                      (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                  gas), H.J. Heinz Company (processed
                                                                                          foods and allied products), RTI
                                                                                          International Metals, Inc. (manufacture
                                                                                          and distribution of titanium), Canadian
                                                                                          National Railway (railroad) and White
                                                                                          Mountains Insurance Group, Ltd.
                                                                                          (holding company).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------


64 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)     Director          Since 1992        140                      Director, Martek Biosciences
One Franklin Parkway                                                                      Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                  (biotechnology) and Overstock.com
                                                                                          (Internet services); and FORMERLY,
                                                                                          Director, MCI Communication
                                                                                          Corporation (subsequently known as
                                                                                          MCI WorldCom, Inc. and WorldCom,
                                                                                          Inc.) (communications services)
                                                                                          (1988-2002), White Mountains
                                                                                          Insurance Group, Ltd. (holding company)
                                                                                          (1987-2004) and Spacehab, Inc.
                                                                                          (aerospace services) (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)        Director          Since February    103                      Director, White Mountains Insurance
One Franklin Parkway                           2006                                       Group, Ltd. (holding company),
San Mateo, CA 94403-1906                                                                  Amerada Hess Corporation (exploration
                                                                                          and refining of oil and gas) and
                                                                                          Sentient Jet (private jet service); and
                                                                                          FORMERLY, Director, Becton Dickinson
                                                                                          and Company (medical technology),
                                                                                          Cooper Industries, Inc. (electrical
                                                                                          products and tools and hardware), Health
                                                                                          Net, Inc. (formerly, Foundation Health)
                                                                                          (integrated managed care), The Hertz
                                                                                          Corporation, Pacific Southwest Airlines,
                                                                                          The RCA Corporation, Unicom (formerly,
                                                                                          Commonwealth Edison) and UAL Corporation
                                                                                          (airlines).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 65

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)  Director,         Director since    140                      None
One Franklin Parkway         President, and    1977, President
San Mateo, CA 94403-1906     Chief Executive   since 1984 and
                             Officer -         Chief Executive
                             Investment        Officer -
                             Management        Investment
                                               Management
                                               since 2002
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.     Director and      Director since    123                      None
(1940)                       Vice President    1983 and Vice
One Franklin Parkway                           President since
San Mateo, CA 94403-1906                       1982
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)        Vice President    Since 1999        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)       Vice President    Since 1987        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR.        Vice President    Since 1999        Not Applicable           Not Applicable
(1965)
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


66 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)        Chief             Chief Compliance  Not Applicable           Not Applicable
One Franklin Parkway         Compliance        Officer since
San Mateo, CA 94403-1906     Officer and       2004 and Vice
                             Vice President    President - AML
                             - AML             Compliance since
                             Compliance        February 2006
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)       Treasurer         Since 2004        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)      Senior Vice       Since 2002        Not Applicable           Not Applicable
500 East Broward Blvd.       President and
Suite 2100                   Chief Executive
Fort Lauderdale, FL          Officer -
33394-3091                   Finance and
                             Administration
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)         Vice President    Since 2000        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

-----------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)        Secretary         Since October     Not Applicable           Not Applicable
One Franklin Parkway                           2005
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 33 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)      Vice President    Since 2000        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)     Vice President    Since March       Not Applicable           Not Applicable
One Franklin Parkway                           2006
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 31 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)         Vice President    Since October     Not Applicable           Not Applicable
One Franklin Parkway                           2005
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION          TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GALEN VETTER (1951)          Chief             Since 2004        Not Applicable           Not Applicable
500 East Broward Blvd.       Financial
Suite 2100                   Officer and
Fort Lauderdale, FL          Chief
33394-3091                   Accounting
                             Officer
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)          Vice President    Since 1999        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 69

Franklin California Tax-Free Income Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1 -954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


70 | Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
   Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
   Tax-Free Income Fund
Federal Intermediate-Term
   Tax-Free Income Fund
New York Intermediate-Term
   Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/05                                              Not part of the annual report

     [LOGO](R)
 FRANKLIN TEMPLETON                   One Franklin Parkway
    INVESTMENTS                       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 A2006 05/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $72,675 for the fiscal year ended March 31, 2006 and $72,500 for the fiscal year ended March 31, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $4,500 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  May 22, 2006